UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08228

Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-846-7526

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Stockholders.

ANNUAL REPORT
December 31, 2022
Ticker Symbol
TIMOTHY PLAN US SMALL CAP CORE ETF	TPSC
TIMOTHY PLAN US LARGE/MID CAP CORE ETF	TPLC
TIMOTHY PLAN HIGH DIVIDEND STOCK ETF	TPHD
TIMOTHY PLAN INTERNATIONAL ETF	TPIF
TIMOTHY PLAN US LARGE/MID CAP CORE ENHANCED ETF	TPLE
TIMOTHY PLAN HIGH DIVIDEND STOCK ENHANCED ETF	TPHE
Listed and traded on: The New York Stock Exchange

Table of Contents

Shareholder Letter (Unaudited)	1
Letters from the Manager (Unaudited)	2
Fund Performance (Unaudited)	8
Schedules of Portfolio Investments	14
Statements of Assets and Liabilities	43
Statements of Operations	46
Statements of Changes in Net Assets	49
Financial Highlights	52
Notes to Financial Statements	58
Report of Independent Registered Public Accounting Firm	70
Other Information (Unaudited)	72
Trustees and Principal Executive Officers of the Trust (Unaudited)	74

December 31, 2022

Dear Timothy Plan Exchange Traded Fund Shareholder:

This report covers the fiscal year (01-01-22 thru 12-31-22). No doubt you are well aware that 2022 was a very difficult year in the capital markets. Economic recession created a lot of turbulence in both the equity and fixed income markets. The S&P 500 fell over 18% during the twelve-month period, inflation accelerated, the Fed raised Fed Funds rates, the Russia/ Ukraine war wreaked havoc in energy markets, we saw GDP contraction, the 10-year Treasury bond yields increased substantially, and the US dollar appreciated considerably during the year, hurting international equity returns for US dollar investors. As a result of the factors cited, performance in all our ETFs was negative for this past year. While I am never happy with negative performance, it appears we may have turned a corner at the beginning of 2023.

Victory Capital Management (“VCM”), the sub-advisor for our ETFs, employs the smart-beta approach for each of the portfolios and in our opinion, although the share values declined, they were very competitive in the markets. VCM’s reports on the following pages will give you more detailed information about each Fund.

As you know, no one can guarantee future performance. However, the one thing that I can assure you of is VCM has done their very best, and our team here at Timothy has worked very hard to provide you an investment in which we hope you felt comfortable.

Sincerely,

Arthur D. Ally
President

Timothy Plan US Small Cap Core ETF – TPSC

Letter from the Manager – December 31, 2022

The Timothy Plan US Small Cap Core ETF (TPSC) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

For the year ending December 31, 2022, the TPSC returned -13.45% outperforming the Russell 2000 Index (the “Index”), which was down -20.44%.

When comparing performance to the Index, TPSC’s stock selection in Technology was a positive contributor to relative performance. An underweight to Energy was a negative contributor.

Victory Capital Management, Inc.

Timothy Plan US Large/Mid Cap Core ETF – TPLC

Letter from the Manager – December 31, 2022

The Timothy Plan US Large/Mid Cap Core ETF (TPLC) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

For the year ending December 31, 2022, TPLC returned -12.48% outperforming the S&P 500® Index (the “Index”), which was down -18.11%.

When comparing performance to the Index, most of the TPLC’s outperformance came from an underweight to the largest market cap names in the Index. An underweight to Communication Services and overweight to Industrials were positive contributors. Stock selection in Health Care was negative contributor.

Victory Capital Management, Inc.

Timothy Plan High Dividend Stock ETF – TPHD

Letter from the Manager – December 31, 2022

The Timothy Plan High Dividend Stock ETF (TPHD) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

For the year ending December 31, 2022, TPHD returned -1.88%, outperforming the Russell 1000® Value Index (the “Index”), which was down -7.54%.

When comparing performance to the Index, an underweight to Communication Services and an overweight to Utilities were large positive contributors to relative performance. An underweight to Health Care was a negative contributor.

Victory Capital Management, Inc.

Timothy Plan International ETF – TPIF

Letter from the Manager – December 31, 2022

The Timothy Plan International ETF (TPIF) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

For the year ending December 31, 2022, TPIF returned -17.80%, underperforming the MSCI EAFE Index (the “Index”), which was down -14.45%.

At the country level, an overweight to Canada was a positive contributor while stock selection in the United Kingdom was a detractor.

At the sector level, an overweight to Consumer Staples was a positive contributor while stock selection in Industrials was a detractor.

Victory Capital Management, Inc.

Timothy Plan US Large/Mid Cap Core Enhanced ETF – TPLE

Letter from the Manager – December 31, 2022

The Timothy Plan US Large/Mid Cap Core ETF (TPLE) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

For the year ending December 31, 2022, TPLE returned -11.58%, outperforming the S&P 500® Index (the “Index”), which was down -18.11%.

When comparing performance to the Index, TPLE’s overweight to cash during the year was a positive contributor to relative performance. Stock selection in Health Care was a negative contributor.

Victory Capital Management, Inc.

Timothy Plan High Dividend Stock Enhanced ETF – TPHE

Letter from the Manager – December 31, 2022

The Timothy Plan High Dividend Stock Enhanced ETF (TPHE) seeks a rules- based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

For the year ending December 31, 2022, TPHE returned -10.44%, underperforming the Russell 1000® Value Index (the “Index”), which was down -7.54%.

When comparing performance to the Index, the overweight to cash was a large negative contributor to relative performance. An overweight to Utilities was a large positive contributor.

Victory Capital Management, Inc.

Fund Performance - (Unaudited)

December 31, 2022

Timothy Plan US Small Cap Core ETF

Average Annual Return Period Ended December 31, 2022
Inception Date	Timothy Plan US Small Cap Core ETF 12/2/19
	Net Asset Value	Market Price Value	Victory US Small Cap Volatility Weighted BRI Index
One Year	-13.45%	-13.56%	-12.94%
Since Inception	8.23%	8.23%	8.88%

Expense Ratio
Gross	0.52%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.timothyplan.com.

The above expense ratio is from the Fund’s prospectus dated April 30, 2022. Additional information pertaining to the Fund’s expense ratio as of December 31, 2022 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

[1]

The universe for the Victory US Small Cap Volatility Weighted BRI Index begins with the largest U.S. companies with market capitalizations less than $3 billion with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing (“BRI”) filtering criteria. A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. It is not possible to invest directly in an unmanaged index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Fund Performance - (Unaudited)

December 31, 2022

Timothy Plan US Large/Mid Cap Core ETF

Average Annual Return Period Ended December 31, 2022
Inception Date	Timothy Plan U.S. Large/Mid Cap Core ETF 4/30/19
	Net Asset Value	Market Price Value	Victory US Large/ Mid Cap Volatility Weighted BRI Index
One Year	-12.48%	-12.57%	-11.94%
Since Inception	9.09%	9.09%	9.68%

Expense Ratio
Gross	0.52%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.timothyplan.com.

The above expense ratio is from the Fund’s prospectus dated April 30, 2022. Additional information pertaining to the Fund’s expense ratio as of December 31, 2022 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

[1]

The universe for the Victory US Large/Mid Cap Volatility Weighted BRI Total Return Index begins with the largest U.S. companies by market capitalization with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing (“BRI”) filtering criteria. A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. It is not possible to invest directly in an unmanaged index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Fund Performance - (Unaudited)

December 31, 2022

Timothy Plan High Dividend Stock ETF

Average Annual Return Period Ended December 31, 2022
Inception Date	Timothy Plan High Dividend Stock ETF 4/30/19
	Net Asset Value	Market Price Value	Victory US Large Cap High Dividend Volatility Weighted BRI Index
One Year	-1.88%	-1.86%	-1.24%
Since Inception	8.61%	8.62%	9.20%

Expense Ratio
Gross	0.52%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.timothyplan.com.

The above expense ratio is from the Fund’s prospectus dated April 30, 2022. Additional information pertaining to the Fund’s expense ratio as of December 31, 2022 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

[1]

The Victory US Large Cap High Dividend Volatility Weighted BRI Total Return Index is comprised of the 100 highest dividend yielding stocks from the Victory US Large/Mid Cap Volatility Weighted BRI Index. with positive earnings in each of the four most recent quarters. The universe for the Index begins with the largest U.S. companies by market capitalization with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing (“BRI”) filtering criteria. A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. It is not possible to invest directly in an unmanaged index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Fund Performance - (Unaudited)

December 31, 2022

Timothy Plan International ETF

Average Annual Return Period Ended December 31, 2022
Inception Date	Timothy Plan International ETF 12/2/19
	Net Asset Value	Market Price Value	Victory International 500 Volatility Weighted BRI Index
One Year	-17.80%	-17.96%	-17.50%
Since Inception	0.27%	0.19%	0.78%

Expense Ratio
Gross	0.62%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.timothyplan.com.

The above expense ratio is from the Fund’s prospectus dated April 30, 2022. Additional information pertaining to the Fund’s expense ratio as of December 31, 2022 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

[1]

The universe for the Victory International 500 Volatility Weighted BRI Index begins with the largest developed international companies by market capitalization with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing (“BRI”) filtering criteria. A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. It is not possible to invest directly in an unmanaged index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Fund Performance - (Unaudited)

December 31, 2022

Timothy Plan U.S. Large/Mid Cap Core Enhanced ETF

Average Annual Return Period Ended December 31, 2022
Inception Date	Timothy Plan U.S. Large/Mid Cap Core Enhanced ETF 7/28/21
	Net Asset Value	Market Price Value	Victory US Large/ Mid Cap Volatility Weighted BRI Index
One Year	-11.58%	-11.60%	-11.66%
Since Inception	-2.49%	-2.49%	-2.40%

Expense Ratio
Gross	0.52%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.timothyplan.com.

The above expense ratio is from the Fund’s prospectus dated April 30, 2022. Additional information pertaining to the Fund’s expense ratio as of December 31, 2022 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

[1]

The universe for the Victory US Large/Mid Cap Volatility Weighted BRI Total Return Index begins with the largest U.S. companies by market capitalization with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing (“BRI”) filtering criteria. A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. It is not possible to invest directly in an unmanaged index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Fund Performance - (Unaudited)

December 31, 2022

Timothy Plan High Dividend Stock Enhanced ETF

Average Annual Return Period Ended December 31, 2022
Inception Date	Timothy Plan High Dividend Stock Enhanced ETF 7/28/21
	Net Asset Value	Market Price Value	Victory US Large Cap High Dividend Volatility Weighted BRI Index
One Year	-10.44%	-10.54%	-10.23%
Since Inception	-1.93%	-1.91%	-1.60%

Expense Ratio
Gross	0.52%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.timothyplan.com.

The above expense ratio is from the Fund’s prospectus dated April 30, 2022. Additional information pertaining to the Fund’s expense ratio as of December 31, 2022 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

[1]

The Victory US Large Cap High Dividend Volatility Weighted BRI Total Return Index is comprised of the 100 highest dividend yielding stocks from the Victory US Large/Mid Cap Volatility Weighted BRI Index. with positive earnings in each of the four most recent quarters. The universe for the Index begins with the largest U.S. companies by market capitalization with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing (“BRI”) filtering criteria. A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. It is not possible to invest directly in an unmanaged index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Schedule of Portfolio Investments

December 31, 2022

Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.7%)
Communication Services (2.5%):
Advantage Solutions, Inc.(a)	40,797	84,858
Cars.com, Inc.(a)	10,003	137,741
Cogent Communications Holdings, Inc.	3,621	206,687
EchoStar Corp., Class A(a)	8,574	143,014
Gogo, Inc.(a)	9,489	140,058
Gray Television, Inc.	10,334	115,637
PubMatic, Inc.(a)	4,376	56,057
Sciplay Corp., Class A(a)	11,652	187,364
Shenandoah Telecommunication Co.	7,569	120,196
Stagwell, Inc.(a)	16,932	105,148
TechTarget, Inc.(a)	2,017	88,869
Thryv Holdings, Inc.(a)	7,424	141,056
US Cellular Corp.(a)	7,077	147,555
ZipRecruiter, Inc.(a)	5,962	97,896
		1,772,136
Consumer Discretionary (14.0%):
American Eagle Outfitters, Inc.	10,238	142,922
Arhaus, Inc.(a)	10,614	103,487
Arko Corp.	15,222	131,823
Bloomin’ Brands, Inc.	5,329	107,219
Boot Barn Holdings, Inc.(a)	1,751	109,473
Brinker International, Inc.(a)	3,418	109,068
Caleres, Inc.	3,581	79,785
Camping World Holdings, Inc., Class A	3,846	85,843
Carter’s, Inc.	2,134	159,218
Cavco Industries, Inc.(a)	608	137,560
Century Communities, Inc.	2,706	135,327
Cheesecake Factory, Inc.	3,383	107,275
Cracker Barrel Old Country Store, Inc.	1,460	138,320
Cricut, Inc., Class A(a)	8,726	80,890
Dana, Inc.	8,273	125,171
Dave & Buster’s Entertainment, Inc.(a)	2,715	96,220
Designer Brands, Inc., Class A	7,140	69,829
Dine Brands Global, Inc.	1,681	108,593
Dorman Products, Inc.	1,985	160,527
Dream Finders Homes, Inc., Class A(a)	10,290	89,111
European Wax Center, Inc., Class A	5,922	73,729
First Watch Restaurant Group, Inc.(a)	7,095	95,995

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (14.0%): (continued)
Franchise Group, Inc.	4,398	104,760
Frontdoor, Inc.(a)	7,291	151,653
Funko, Inc., Class A(a)	4,327	47,208
Gentherm, Inc.(a)	2,169	141,614
G-III Apparel Group Ltd.(a)	6,709	91,980
GoPro, Inc., Class A(a)	23,233	115,700
Graham Holdings Co., Class B	431	260,415
Grand Canyon Education, Inc.(a)	2,343	247,561
Green Brick Partners, Inc.(a)	5,234	126,820
Group 1 Automotive, Inc.	771	139,065
Guess?, Inc.	6,434	133,119
Helen of Troy Ltd.(a)	1,606	178,121
Installed Building Products, Inc.	1,462	125,147
Jack In The Box, Inc.	1,744	118,993
KB Home	4,268	135,936
Kontoor Brands, Inc.	3,483	139,285
La Z Boy, Inc.	5,921	135,117
LCI Industries	1,204	111,310
Leslie’s, Inc.(a)	8,150	99,512
LGI Homes, Inc.(a)	1,425	131,955
M/I Homes, Inc.(a)	3,307	152,717
Malibu Boats, Inc.(a)	2,682	142,951
MarineMax, Inc.(a)	4,025	125,661
MDC Holdings, Inc.	4,732	149,531
Meritage Homes Corp.(a)	1,936	178,499
Modine Manufacturing Co.(a)	7,233	143,647
Monro, Inc.	3,147	142,244
National Vision Holdings, Inc.(a)	3,225	125,001
OneSpaWorld Holdings Ltd.(a)	15,228	142,077
Overstock.com, Inc.(a)	2,787	53,956
Oxford Industries, Inc.	1,530	142,565
Papa John’s International, Inc.	2,293	188,737
Patrick Industries, Inc.	2,714	164,468
Perdoceo Education Corp.(a)	18,797	261,278
Playa Hotels & Resorts NV(a)	21,450	140,069
Qurate Retail, Inc.(a)	37,004	60,317
Rent-A-Center, Inc.	4,501	101,498
Revolve Group, Inc.(a)	3,807	84,744
Sally Beauty Holdings, Inc.(a)	9,599	120,179
Six Flags Entertainment Corp.(a)	4,748	110,391
Solid Power, Inc.(a)	16,699	42,415
Sonic Automotive, Inc., Class A	2,517	124,013
Sonos, Inc.(a)	6,595	111,456
Standard Motor Products	4,756	165,509
Steven Madden Ltd.	4,897	156,508

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2022

Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (14.0%): (continued)
Strategic Education, Inc.	2,216	173,557
Stride, Inc.(a)	2,564	80,202
Sturm Ruger & Co.	4,179	211,541
Target Hospitality Corp.(a)	5,225	79,107
Taylor Morrison Home Corp.(a)	4,792	145,437
The Buckle, Inc.	3,628	164,530
Tri Pointe Group, Inc.(a)	8,641	160,636
Vista Outdoor, Inc.(a)	5,341	130,160
Vivid Seats, Inc., Class A(a)	12,395	90,484
Winnebago Industries, Inc.	1,981	104,399
Wolverine World Wide, Inc.	8,097	88,500
XPEL, Inc.(a)	1,608	96,576
		10,038,216
Consumer Staples (6.7%):
B&G Foods, Inc.	10,152	113,195
Cal-Maine Foods, Inc.	2,854	155,400
Central Garden And Pet Co., Class A(a)	5,792	207,354
Edgewell Personal Care Co.	4,202	161,945
elf Beauty, Inc.(a)	3,353	185,421
Energizer Holdings, Inc.	6,127	205,561
Fresh Del Monte Produce, Inc.	7,182	188,097
Herbalife Nutrition Ltd.(a)	5,422	80,679
Ingles Markets, Inc.	2,243	216,360
Inter Parfums, Inc.	2,155	208,001
J & J Snack Foods Corp.	1,553	232,500
John B. Sanfilippo & Son, Inc.	2,766	224,931
Medifast, Inc.	1,090	125,731
Mission Produce, Inc.(a)	11,925	138,568
Nu Skin Enterprises, Inc., Class A	4,138	174,458
PriceSmart, Inc.	3,250	197,535
SpartanNash Co.	5,237	158,367
Spectrum Brands Holdings, Inc.	3,606	219,678
The Andersons, Inc.	3,194	111,758
The Chefs’ Warehouse, Inc.(a)	4,152	138,179
The Hain Celestial Group, Inc.(a)	8,079	130,718
The Vita Coco Co., Inc.(a)	7,257	100,292
Tootsie Roll Industries, Inc.	6,537	278,280
United Natural Foods, Inc.(a)	3,681	142,491
Usana Health Sciences, Inc.(a)	3,169	168,591
Utz Brands, Inc.	9,745	154,556
WD-40 Co.	901	145,250
Weis Markets, Inc.	2,398	197,331
		4,761,227

SECURITY DESCRIPTION	SHARES	VALUE ($)
Energy (3.1%):
Arch Resources, Inc.	653	93,242
Archrock, Inc.	21,562	193,627
Bristow Group, Inc.(a)	5,027	136,383
Callon Petroleum Co.(a)	2,018	74,848
CONSOL Energy, Inc.	1,184	76,960
Delek US Holdings, Inc.	3,323	89,721
Earthstone Energy, Inc., Class A(a)	5,795	82,463
Laredo Petroleum, Inc.(a)	1,116	57,385
NexTier Oilfield Solutions, Inc.(a)	8,815	81,451
Noble Corp. PLC(a)	3,485	131,419
Northern Oil and Gas, Inc.	2,821	86,943
Par Pacific Holdings, Inc.(a)	5,460	126,945
Permian Resources Corp.	10,261	96,453
Ranger Oil Corp.	2,251	91,008
RPC, Inc.	10,328	91,816
Select Energy Services, Inc., Class A	11,860	109,586
SilverBow Resources, Inc.(a)	2,539	71,803
Sitio Royalties Corp., Class A	9,926	286,353
Talos Energy, Inc.(a)	4,051	76,483
W&T Offshore, Inc.(a)	9,373	52,301
World Fuel Services Corp.	5,110	139,656
		2,246,846
Financials (23.8%):
1st Source Corp.	5,001	265,503
Artisan Partners Asset Management, Inc., Class A	5,895	175,081
AssetMark Financial Holdings, Inc.(a)	10,883	250,309
Atlantic Union Bankshares Corp.	6,451	226,688
Axos Financial, Inc.(a)	3,977	152,001
Financials (23.8%): (continued)
BankUnited, Inc.	4,955	168,321
Banner Corp.	3,299	208,497
Berkshire Hills BanCorp, Inc.	7,628	228,077
BGC Partners, Inc., Class A	42,027	158,442
Bread Financial Holdings, Inc.	3,545	133,505
Capitol Federal Financial, Inc.	34,687	300,043
City Holding Co.	3,116	290,068
CNO Financial Group, Inc.	9,147	209,009
Columbia Banking System, Inc.	5,981	180,208
Columbia Financial, Inc.(a)	11,313	244,587
Compass Diversified Holdings	8,057	146,879
Dime Community Bancshares, Inc.	6,550	208,487
Donnelley Financial Solutions, Inc.(a)	3,097	119,699

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2022

Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (23.8%): (continued)
Encore Capital Group, Inc.(a)	3,518	168,653
Enterprise Financial Services Corp.	5,062	247,836
FB Financial Corp.	5,058	182,796
Federal Agricultural Mortgage Corp., Class C	1,879	211,782
First BanCorp.	9,739	123,880
First BanCorp.	5,014	214,800
First Busey Corp.	9,853	243,566
First Commonwealth Financial Corp.	17,373	242,701
First Financial BanCorp.	9,510	230,427
First Foundation, Inc.	10,870	155,767
First Merchants Corp.	5,366	220,596
Fulton Financial Corp.	13,037	219,413
Genworth Financial, Inc.(a)	39,041	206,527
German American BanCorp, Inc.	6,318	235,661
Green Dot Corp., Class A(a)	5,920	93,654
Heartland Financial USA, Inc.	5,124	238,881
Hilltop Holdings, Inc.	6,011	180,390
Hope BanCorp, Inc.	14,590	186,898
Horace Mann Educators	5,417	202,433
Independent Bank Group, Inc.	3,326	199,826
International Bancshares Corp.	4,359	199,468
Jackson Financial, Inc., Class A	3,577	124,444
Lakeland BanCorp, Inc.	14,355	252,792
Lakeland Financial Corp.	3,166	231,023
Lendingclub Corp.(a)	7,015	61,732
Live Oak Bancshares, Inc.	3,450	104,190
Merchants BanCorp	8,179	198,913
Moelis & Co., Class A	4,176	160,233
National Bank Holdings Corp., Class A	5,384	226,505
Navient Corp.	8,708	143,247
NBT BanCorp, Inc.	6,643	288,439
NMI Holdings, Inc.(a)	7,352	153,657
Northwest Bancshares, Inc.	19,780	276,524
Oceanfirst Financial Corp.	12,358	262,607
OFG BanCorp	7,209	198,680
Open Lending Corp.(a)	12,569	84,841
Palomar Holdings, Inc.(a)	1,307	59,024
Park National Corp.	1,779	250,394
PennyMac Financial Services, Inc.	3,542	200,690
Piper Sandler Cos.	1,414	184,089
PJT Partners, Inc., Class A	2,695	198,595
PRA Group, Inc.(a)	8,924	301,453
ProAssurance Corp.	9,274	162,017

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (23.8%): (continued)
Provident Financial Services, Inc.	11,619	248,182
Renasant Corp.	6,359	239,035
S&T BanCorp, Inc.	8,253	282,088
Safety Insurance Group, Inc.	3,512	295,921
Sandy Spring BanCorp, Inc.	5,980	210,675
Seacoast Banking Corp.	6,217	193,908
Silvergate Capital Corp., Class A(a)	835	14,529
Southside Bancshares, Inc.	7,054	253,873
StepStone Group, Inc., Class A	5,218	131,389
Stewart Information Services	3,947	168,655
Stock Yards BanCorp, Inc.	3,225	209,560
StoneX Group, Inc.(a)	2,143	204,228
Texas Capital Bancshares, Inc.(a)	2,741	165,310
The BanCorp, Inc.(a)	5,222	148,200
Tompkins Financial Corp.	3,210	249,032
Towne Bank	8,431	260,012
TriCo Bancshares	4,529	230,934
Triumph BanCorp, Inc.(a)	2,195	107,270
Trustmark Corp.	7,808	272,577
Upstart Holdings, Inc.(a)	1,791	23,677
Veritex Holdings, Inc.	6,210	174,377
Virtus Investment Partners, Inc.	922	176,508
Washington Federal, Inc.	6,751	226,496
WesBanco, Inc.	6,403	236,783
Westamerica BanCorp.	5,442	321,132
		17,039,799
Health Care (8.5%):
AdaptHealth Corp.(a)	4,355	83,703
Addus Homecare Corp.(a)	1,466	145,852
Agiliti, Inc.(a)	7,331	119,569
Alector, Inc.(a)	9,675	89,300
Allscripts Healthcare Solutions, Inc.(a)	10,243	180,687
Apollo Medical Holdings, Inc.(a)	2,707	80,100
Arcus Biosciences, Inc.(a)	2,865	59,248
AtriCure, Inc.(a)	3,540	157,105
Atrion Corp.	318	177,905
Avid Bioservices, Inc.(a)	5,166	71,136
Catalyst Pharmaceuticals, Inc.(a)	7,663	142,532
Corcept Therapeutics, Inc.(a)	4,750	96,472
CorVel Corp.(a)	1,172	170,327
Health Care (8.5%): (continued)
Cross Country Healthcare, Inc.(a)	2,780	73,865
DocGo, Inc.(a)	8,157	57,670
Dynavax Technologies Corp.(a)	7,999	85,109

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2022

Timothy Plan US Small Cap Core ETF

	SHARES	VALUE ($)
Health Care (8.5%): (continued)
Embecta Corp.	3,352	84,772
Emergent Biosolutions, Inc.(a)	4,955	58,519
Enhabit, Inc.(a)	6,294	82,829
Enovis Corp.(a)	3,514	188,069
Figs, Inc., Class A(a)	9,414	63,356
Fulgent Genetics, Inc.(a)	3,051	90,859
Harmony Biosciences Holdings, Inc.(a)	2,160	119,016
Innoviva, Inc.(a)	11,904	157,728
Integer Holdings Corp.(a)	3,299	225,850
Ironwood Pharmaceuticals, Inc.(a)	18,786	232,759
iTeos Therapeutics, Inc.(a)	4,600	89,838
Lemaitre Vascular, Inc.	3,514	161,714
Multiplan Corp.(a)	31,933	36,723
National Healthcare Corp.	4,173	248,294
National Research Corp.	4,129	154,012
Neogen Corp.(a)	13,854	210,996
Owens & Minor, Inc.(a)	8,101	158,213
Pacira BioSciences, Inc.(a)	3,061	118,185
Patterson Cos., Inc.	7,111	199,321
Pediatrix Medical Group, Inc.(a)	8,207	121,956
Prestige Consumer Healthcare, Inc.(a)	4,153	259,978
Prothena Corp. PLC(a)	878	52,899
RadNet, Inc.(a)	6,306	118,742
Regenxbio, Inc.(a)	4,174	94,666
Senseonics Holdings, Inc.(a)	50,693	52,214
SIGA Technologies, Inc.	5,223	38,441
Simulations Plus, Inc.	2,772	101,372
Supernus Pharmaceuticals, Inc.(a)	5,182	184,842
Syndax Pharmaceuticals, Inc.(a)	4,495	114,398
Health Care (8.5%): (continued)
U.S. Physical Therapy, Inc.	1,725	139,777
Varex Imaging Corp.(a)	8,853	179,716
Xencor, Inc.(a)	4,437	115,539
		6,046,173
Industrials (20.9%):
AAR Corp.(a)	4,271	191,768
AerSale Corp.(a)	6,998	113,508
Air Transport Services Group(a)	5,862	152,295
Alamo Group, Inc.	1,604	227,126
Albany International Corp.	2,386	235,236
Allegiant Travel Co.(a)	1,831	124,490
Altra Industrial Motion Corp.	3,767	225,078
Apogee Enterprises, Inc.	3,991	177,440

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (20.9%): (continued)
ArcBest Corp.	1,463	102,469
Arcosa, Inc.	2,776	150,848
Astec Industries, Inc.	4,105	166,909
AZZ, Inc.	5,878	236,296
Barnes Group, Inc.	5,887	240,484
Boise Cascade Co.	1,661	114,061
Brady Corp.	5,107	240,540
BrightView Holdings, Inc.(a)	18,169	125,184
CBIZ, Inc.(a)	4,985	233,547
Columbus McKinnon Corp.	5,808	188,586
Construction Partners, Inc., Class A(a)	4,209	112,338
CSW Industrials, Inc.	1,867	216,441
Deluxe Corp.	9,590	162,838
Encore Wire Corp.	896	123,254
Energy Recovery, Inc.(a)	8,005	164,022
Enerpac Tool Group Corp.	8,040	204,618
EnerSys	2,779	205,201
EnPro Industries, Inc.	1,944	211,293
Esab Corp.	4,043	189,698
ESCO Technologies, Inc.	2,415	211,409
Federal Signal Corp.	4,857	225,705
First Advantage Corp.(a)	11,520	149,760
Forrester Research, Inc.(a)	4,941	176,690
Forward Air Corp.	1,570	164,677
Gibraltar Industries, Inc.(a)	2,949	135,300
Global Industrial Co.	4,786	112,615
GMS, Inc.(a)	3,229	160,804
GrafTech International, Ltd.	26,998	128,510
Granite Construction, Inc.	7,139	250,365
Griffon Corp.	3,630	129,918
H&E Equipment Services, Inc.	4,116	186,866
Hayward Holdings, Inc.(a)	12,804	120,358
Healthcare Services Group	10,158	121,896
Heartland Express, Inc.	15,116	231,879
Helios Technologies, Inc.	2,672	145,464
Heritage-Crystal Clean, Inc.(a)	6,295	204,462
Hillenbrand, Inc.	4,549	194,106
HireRight Holdings Corp.(a)	6,357	75,394
HNI Corp.	6,174	175,527
Huron Consulting Group, Inc.(a)	2,864	207,926
ICF International, Inc.	2,011	199,190
Janus International Group, Inc.(a)	13,314	126,749
Jeld-Wen Holding, Inc.(a)	12,043	116,215
Kadant, Inc.	1,091	193,794

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2022

Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (20.9%): (continued)
Kaman Corp.	5,293	118,034
Kennametal, Inc.	6,890	165,773
Kforce, Inc.	2,644	144,970
Lindsay Corp.	1,167	190,046
Marten Transport Ltd.	7,739	153,077
Matson, Inc.	1,698	106,142
Maxar Technologies, Inc.	5,203	269,203
McGrath Rentcorp	2,693	265,907
Mercury Systems, Inc.(a)	3,234	144,689
Moog, Inc., Class A	2,768	242,920
Mueller Water Products, Inc., Class A	18,556	199,663
MYR Group, Inc.(a)	2,177	200,436
NOW, Inc.(a)	11,970	152,019
NV5 Global, Inc.(a)	1,313	173,736
PGT Innovations, Inc.(a)	6,728	120,835
Primoris Services Corp.	9,157	200,905
Proto Labs, Inc.(a)	3,695	94,333
Rush Enterprises, Inc., Class A	4,084	213,512
SkyWest, Inc.(a)	5,905	97,492
SPX Technologies, Inc.(a)	3,282	215,463
Standex International Corp.	2,565	262,682
Sun Country Airlines Holdings, Inc.(a)	7,164	113,621
Tennant Co.	3,431	211,247
Terex Corp.	4,168	178,057
The AZEK Co., Inc.(a)	5,402	109,769
The Brink’s Co.	3,712	199,371
The Greenbrier Cos., Inc.	5,872	196,888
The Shyft Group, Inc.	5,604	139,315
Titan International, Inc.(a)	6,488	99,396
Trinity Industries, Inc.	7,469	220,858
Universal Logistics Holdings, Inc.	3,813	127,507
V2X, Inc.(a)	2,714	112,061
Veritiv Corp.	1,127	137,167
Wabash National Corp.	8,052	181,975
Werner Enterprises, Inc.	5,133	206,655
		14,946,871
Information Technology (10.3%):
3D Systems Corp.(a)	11,736	86,846
A10 Networks, Inc.	8,423	140,075
ACI Worldwide, Inc.(a)	7,943	182,689
ACM Research, Inc., Class A(a)	8,886	68,511
Agilysys, Inc.(a)	2,334	184,713
Alpha & Omega Semiconductor, Ltd.(a)	2,498	71,368

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (10.3%): (continued)
Avid Technology, Inc.(a)	3,914	104,073
Axcelis Technologies, Inc.(a)	1,592	126,341
Badger Meter, Inc.	1,994	217,406
Belden, Inc.	2,495	179,391
Benchmark Electronics, Inc.	7,615	203,244
Clearfield, Inc.(a)	851	80,113
Cohu, Inc.(a)	4,238	135,828
CommVault Systems, Inc.(a)	3,058	192,165
Conduent, Inc.(a)	33,968	137,570
Consensus Cloud Solutions, Inc.(a)	2,399	128,970
CSG Systems International, Inc.	3,491	199,685
Digi International, Inc.(a)	4,131	150,988
Digital Turbine, Inc.(a)	4,934	75,194
Ebix, Inc.	3,324	66,347
eplus, Inc.(a)	3,791	167,866
EVERTEC, Inc.	6,003	194,377
Extreme Networks, Inc.(a)	8,113	148,549
FormFactor, Inc.(a)	4,464	99,235
Harmonic, Inc.(a)	9,762	127,882
Ichor Holding Ltd.(a)	4,008	107,495
InterDigital, Inc.	3,938	194,852
International Money Express, Inc.(a)	6,597	160,769
MaxLinear, Inc.(a)	2,962	100,560
Methode Electronics, Inc.	5,129	227,574
N-able, Inc.(a)	12,064	124,018
Napco Security Technologies Inc.(a)	5,184	142,456
NetScout Systems, Inc.(a)	5,766	187,453
OSI Systems, Inc.(a)	3,120	248,102
Paya Holdings, Inc.(a)	15,802	124,362
Paymentus Holdings, Inc.(a)	7,092	56,807
Payoneer Global, Inc.(a)	9,790	53,551
PC Connection, Inc.	4,073	191,024
Perficient, Inc.(a)	1,784	124,577
Photronics, Inc.(a)	6,069	102,141
Plexus Corp.(a)	2,127	218,932
Progress Software Corp.	4,036	203,616
Semtech Corp.(a)	4,232	121,416
SiTime Corp.(a)	857	87,088
SMART Global Holdings, Inc.(a)	8,956	133,265
TaskUS, Inc., Class A(a)	3,763	63,595
TTEC Holdings, Inc.	3,073	135,612
TTM Technologies(a)	9,503	143,305
Ultra Clean Holdings, Inc.(a)	3,986	132,136
Veeco Instruments, Inc.(a)	7,386	137,232

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2022

Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (10.3%): (continued)
Verra Mobility Corp.(a)	10,068	139,240
Vishay Intertechnology, Inc.	9,732	209,919
		7,340,523
Materials (5.2%):
AdvanSix, Inc.	3,530	134,211
Alpha Metallurgical Resources, Inc.	482	70,560
Arconic Corp.(a)	5,611	118,729
Chase Corp.	2,463	212,458
Ecovyst, Inc.(a)	14,777	130,924
Hawkins, Inc.	4,154	160,344
Hecla Mining Co.	22,011	122,381
Ingevity Corp.(a)	2,535	178,565
Innospec, Inc.	2,382	245,012
Materion Corp.	1,931	168,982
Minerals Technologies, Inc.	3,372	204,748
NewMarket Corp.	689	214,355
O-I Glass, Inc.(a)	8,099	134,200
Origin Materials, Inc.(a)	19,702	90,826
Orion Engineered Carbons SA	9,527	169,676
Pactiv Evergreen, Inc.	14,103	160,210
Ryerson Holding Corp.	2,879	87,119
Schnitzer Steel Industries, Inc.	3,991	122,324
Stepan Co.	2,312	246,136
Sylvamo Corp.	2,590	125,848
TriMas Corp.	7,743	214,791
Trinseo PLC	5,443	123,611
Warrior Met Coal, Inc.	3,301	114,347
Worthington Industries, Inc.	2,971	147,688
		3,698,045
Real Estate (1.6%):
CoreCivic, Inc.(a)	13,197	152,557
eXp World Holdings, Inc.	6,685	74,070
Kennedy-Wilson Holdings, Inc.	13,246	208,360
Marcus & Millichap, Inc.	4,610	158,814

SECURITY DESCRIPTION	SHARES	VALUE ($)
Real Estate (1.6%): (continued)
Newmark Group, Inc., Class A	14,668	116,904
The RMR Group, Inc., Class A	8,694	245,605
The St. Joe Co.	4,541	175,510
		1,131,820
Utilities (3.1%):
Altus Power, Inc.(a)	6,809	44,395
Avista Corp.	6,858	304,084
Chesapeake Utilities Corp.	2,031	240,024
MGE Energy, Inc.	4,193	295,187
Middlesex Water Co.	2,508	197,304
Montauk Renewables, Inc.(a)	6,141	67,735
Northwest Natural Holding Co.	4,926	234,428
NorthWestern Corp.	5,084	301,685
SJW Group	4,013	325,815
Unitil Corp.	3,767	193,473
		2,204,130
Total Common Stocks (Cost $71,082,172)		71,225,786
Total Investments (Cost $71,082,172) — 99.7%(b)		71,225,786
Other assets in excess of liabilities — 0.3%		195,936
NET ASSETS - 100.00%		$71,421,722

Percentages indicated are based on net assets as of December 31, 2022.

(a)	Non-income producing security.
(b)	See Federal Tax Information listed in the Notes to Financial Statements.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	3/17/23	2	$178,869	$177,090	$(1,779)
					$(1,779)

See notes to financial statements.

Schedule of Portfolio Investments

December 31, 2022

Timothy Plan US Large/Mid Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.6%)
Communication Services (0.9%):
Endeavor Group Holdings, Inc., Class A(a)	20,149	454,158
Lumen Technologies, Inc.	67,451	352,094
News Corp., Class A	32,984	600,309
ZoomInfo Technologies, Inc.(a)	6,670	200,834
		1,607,395
Consumer Discretionary (7.8%):
Aptiv PLC(a)	4,323	402,601
Aramark	16,646	688,146
AutoZone, Inc.(a)	267	658,470
Burlington Stores, Inc.(a)	2,875	582,935
CarMax, Inc.(a)	5,828	354,867
Chipotle Mexican Grill, Inc.(a)	288	399,597
Darden Restaurants, Inc.	3,894	538,657
Dollar General Corp.	2,296	565,390
Dollar Tree, Inc.(a)	3,099	438,323
Domino’s Pizza, Inc.	1,825	632,180
DR Horton, Inc.	6,202	552,846
Garmin Ltd.	7,346	677,962
Genuine Parts Co.	4,862	843,606
Lennar Corp.	5,789	523,905
LKQ Corp.	10,289	549,535
Lowe’s Cos., Inc.	3,091	615,851
NVR, Inc.(a)	136	627,311
O’Reilly Automotive, Inc.(a)	815	687,884
Pool Corp.	1,470	444,425
Pultegroup, Inc.	11,414	519,679
Ross Stores, Inc.	4,861	564,216
Service Corp.	10,143	701,287
Tesla, Inc.(a)	1,438	177,133
Tractor Supply Co.	2,580	580,423
Vail Resorts, Inc.	2,280	543,438
		13,870,667
Consumer Staples (4.1%):
BJ’s Wholesale Club Holdings, Inc.(a)	5,977	395,438
Bunge, Ltd.	6,598	658,282
Campbell Soup Co.	15,640	887,570
Costco Wholesale Corp.	1,280	584,320
Darling Ingredients, Inc.(a)	5,622	351,881
Hormel Foods Corp.	18,748	853,971
Lamb Weston Holdings, Inc.	7,310	653,222
McCormick & Co., Inc.	9,443	782,730
Monster Beverage Corp.(a)	7,043	715,076

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Staples (4.1%): (continued)
Sysco Corp.	8,366	639,581
The JM Smucker Co.	5,163	818,129
		7,340,200
Energy (6.0%):
Antero Resources Corp.(a)	8,894	275,625
APA Corp.	7,807	364,431
Chesapeake Energy Corp.	4,126	389,371
ConocoPhillips	3,700	436,600
Coterra Energy, Inc.	13,733	337,420
Devon Energy Corp.	4,987	306,750
Diamondback Energy, Inc.	2,724	372,589
EOG Resources, Inc.	3,391	439,202
Halliburton Co.	12,506	492,111
Hess Corp.	3,436	487,293
HF Sinclair Corp.	6,685	346,885
Kinder Morgan, Inc.	39,816	719,873
Marathon Oil Corp.	12,959	350,800
Marathon Petroleum Corp.	4,886	568,682
Occidental Petroleum Corp.	4,861	306,194
ONEOK, Inc.	9,874	648,722
Ovintiv, Inc.	6,044	306,491
Phillips 66	4,897	509,680
Pioneer Natural Resources Co.	1,918	438,052
Schlumberger Ltd.	8,772	468,951
Targa Resources Corp.	6,936	509,796
Texas Pacific Land Corp.	181	424,306
The Williams Cos., Inc.	21,640	711,956
Valero Energy Corp.	3,552	450,607
		10,662,387
Financials (11.7%):
Aflac, Inc.	13,749	989,103
American Financial Group, Inc.	5,386	739,390
Arch Capital Group Ltd.(a)	15,895	997,888
Ares Management Corp., Class A	6,481	443,560
Arthur J Gallagher & Co.	4,154	783,195
Brown & Brown, Inc.	10,580	602,743
Cboe Global Markets, Inc.	6,468	811,540
Cincinnati Financial Corp.	5,729	586,592
East West Bancorp, Inc.	6,911	455,435
Equitable Holdings, Inc.	18,917	542,918
Erie Indemnity Co., Class A	3,195	794,660
Everest Re Group, Ltd.	2,536	840,101
FactSet Research Systems, Inc.	1,663	667,212
First Citizens BancShares, Inc., Class A	614	465,633

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2022

Timothy Plan US Large/Mid Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (11.7%): (continued)
First Republic Bank	4,766	580,928
Franklin Resources, Inc.	24,473	645,598
Globe Life, Inc.	6,919	834,085
Interactive Brokers Group, Inc.	7,570	547,690
Intercontinental Exchange, Inc.	7,182	736,801
LPL Financial Holdings, Inc.	1,876	405,535
Markel Corp.(a)	678	893,258
MarketAxess Holdings, Inc.	2,208	615,789
Morningstar, Inc.	2,358	510,719
MSCI, Inc.	1,268	589,836
Nasdaq, Inc.	13,220	811,047
Principal Financial Group, Inc.	7,966	668,507
Raymond James Financial, Inc.	5,474	584,897
Rocket Cos., Inc., Class A	47,972	335,804
Ryan Specialty Holdings, Inc.(a)	11,982	497,373
Signature Bank	2,336	269,154
SVB Financial Group(a)	1,036	238,425
Tradeweb Markets, Inc., Class A	11,373	738,449
WR Berkley Corp.	11,062	802,769
		21,026,634
Health Care (12.8%):
Agilent Technologies, Inc.	4,242	634,815
Align Technology, Inc.(a)	1,629	343,556
Amgen, Inc.	3,590	942,878
Avantor, Inc.(a)	24,930	525,774
Baxter International, Inc.	11,730	597,878
BioMarin Pharmaceutical, Inc.(a)	6,144	635,843
Catalent, Inc.(a)	6,169	277,667
Centene Corp.(a)	7,990	655,260
Charles River Laboratories International, Inc.(a)	2,107	459,115
Danaher Corp.	2,270	602,503
Dexcom, Inc.(a)	3,591	406,645
Edwards Lifesciences Corp.(a)	6,090	454,375
HCA Healthcare, Inc.	2,101	504,156
Henry Schein, Inc.(a)	11,078	884,800
Horizon Therapeutics PLC(a)	7,174	816,401
Humana, Inc.	1,415	724,749
IDEXX Laboratories, Inc.(a)	1,396	569,512
Incyte Corp.(a)	9,790	786,333
Insulet Corp.(a)	1,533	451,300
Intuitive Surgical, Inc.(a)	2,318	615,081
IQVIA Holdings, Inc.(a)	3,058	626,554
Mettler-Toledo International, Inc.(a)	464	670,689

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (12.8%): (continued)
Moderna, Inc.(a)	1,950	350,259
Neurocrine Biosciences, Inc.(a)	5,070	605,561
PerkinElmer, Inc.	4,214	590,887
R1 RCM, Inc.(a)	23,510	257,434
Regeneron Pharmaceuticals, Inc.(a)	711	512,979
Repligen Corp.(a)	1,698	287,488
ResMed, Inc.	2,675	556,748
Shockwave Medical, Inc.(a)	1,019	209,517
STERIS PLC	3,500	646,415
Stryker Corp.	2,895	707,799
Teleflex, Inc.	2,813	702,209
United Therapeutics Corp.(a)	2,498	694,669
Veeva Systems, Inc., Class A(a)	2,433	392,638
Vertex Pharamaceuticals, Inc.(a)	2,031	586,512
Waters Corp.(a)	2,011	688,928
West Pharmaceutical Services, Inc.	2,115	497,765
Zimmer Biomet Holdings, Inc.	5,619	716,422
Zoetis, Inc.	4,522	662,699
		22,852,813
Industrials (22.6%):
Advanced Drainage Systems, Inc.	3,217	263,697
AECOM	9,088	771,844
AMETEK, Inc.	7,029	982,092
Builders FirstSource, Inc.(a)	6,226	403,943
Carlisle Companies, Inc.	2,140	504,291
Carrier Global Corp.	16,803	693,124
Caterpillar, Inc.	3,131	750,062
CH Robinson Worldwide, Inc.	5,697	521,617
Cintas Corp.	1,850	835,497
Copart, Inc.(a)	10,032	610,848
Costar Group, Inc.(a)	5,622	434,468
CSX Corp.	23,974	742,715
Deere & Co.	1,389	595,548
Dover Corp.	5,564	753,421
Eaton Corp. PLC	4,928	773,450
Equifax, Inc.	3,345	650,134
Expeditors International of Washington, Inc.	6,798	706,448
Fastenal Co.	15,312	724,564
Fortive Corp.	10,587	680,215
Generac Holdings, Inc.(a)	2,056	206,957
General Dynamics Corp.	3,565	884,512
Graco, Inc.	11,896	800,125
HEICO Corp.	4,863	747,151
Honeywell International, Inc.	4,306	922,776

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2022

Timothy Plan US Large/Mid Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (22.6%): (continued)
Howmet Aerospace, Inc.	16,819	662,837
Hubbell, Inc.	3,007	705,683
Huntington Ingalls Industries, Inc.	3,280	756,630
IDEX Corp.	3,765	859,662
Illinois Tool Works, Inc.	3,883	855,425
Ingersoll Rand, Inc.	11,807	616,916
J.B. Hunt Transport Services, Inc.	3,363	586,373
Johnson Controls International PLC	11,569	740,416
Leidos Holdings, Inc.	8,242	866,976
Masco Corp.	12,074	563,494
Nordson Corp.	3,289	781,861
Norfolk Southern Corp.	3,075	757,742
Old Dominion Freight Line, Inc.	1,707	484,412
Otis Worldwide Corp.	10,887	852,561
PACCAR, Inc.	8,135	805,121
Parker Hannifin Corp.	2,342	681,522
Quanta Services, Inc.	3,808	542,640
Regal Rexnord Corp.	3,847	461,563
Republic Services, Inc.	6,675	861,008
Rockwell Automation, Inc.	2,259	581,851
Rollins, Inc.	18,548	677,744
Snap-on, Inc.	3,390	774,581
Textron, Inc.	9,063	641,660
Trane Technologies PLC	4,414	741,949
TransDigm Group, Inc.	1,055	664,281
TransUnion	9,032	512,566
U-Haul Holding Co.	13,238	796,795
Union Pacific Corp.	3,815	789,972
United Rentals, Inc.(a)	1,620	575,780
Verisk Analytics, Inc.	4,343	766,192
Waste Management, Inc.	5,660	887,941
Watsco, Inc.	2,480	618,512
Westinghouse Air Brake Technologies Corp.	6,679	666,631
WW Grainger, Inc.	1,322	735,363
Xylem, Inc.	5,976	660,766
		40,494,925
Information Technology (15.2%):
Advanced Micro Devices, Inc.(a)	5,480	354,940
Akamai Technologies, Inc.(a)	8,016	675,749
Amphenol Corp., Class A	9,689	737,720
Analog Devices, Inc.	3,795	622,494
ANSYS, Inc.(a)	2,220	536,330
Arista Networks, Inc.(a)	4,399	533,819
Bentley Systems, Inc., Class B	11,759	434,613

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (15.2%): (continued)
Broadcom, Inc.	1,190	665,365
Cadence Design Systems, Inc.(a)	3,106	498,948
CDW Corp.	3,948	705,034
Cognizant Technology Solutions Corp., Class A	10,059	575,274
Datadog, Inc., Class A(a)	3,216	236,376
Dynatrace, Inc.(a)	9,655	369,787
Enphase Energy, Inc.(a)	1,038	275,028
Entegris, Inc.	4,626	303,419
EPAM Systems, Inc.(a)	616	201,888
F5, Inc.(a)	3,677	527,686
Fair Isaac Corp.(a)	1,143	684,177
Fidelity National Information Services, Inc.	6,971	472,982
First Solar, Inc.(a)	2,841	425,553
FleetCor Technologies, Inc.(a)	3,338	613,124
Fortinet, Inc.(a)	7,115	347,852
Gartner, Inc.(a)	1,828	614,464
Jack Henry & Associates, Inc.	4,188	735,245
Juniper Networks, Inc.	23,931	764,835
Keysight Technologies, Inc.(a)	3,667	627,314
KLA Corp.	1,418	534,629
Lam Research Corp.	1,146	481,664
Microchip Technology, Inc.	7,121	500,250
Monolithic Power Systems, Inc.	963	340,526
NetApp, Inc.	8,980	539,339
NVIDIA Corp.	2,624	383,471
NXP Semiconductors NV	2,983	471,403
ON Semiconductor Corp.(a)	5,266	328,440
Paychex, Inc.	5,958	688,506
Paycom Software, Inc.(a)	1,167	362,132
Paylocity Holding Corp.(a)	1,521	295,469
PTC, Inc.(a)	4,279	513,651
Qorvo, Inc.(a)	5,088	461,176
Roper Technologies, Inc.	2,031	877,575
Seagate Technology Holdings PLC	8,743	459,969
ServiceNow, Inc.(a)	984	382,058
Skyworks Solutions, Inc.	5,545	505,316
SS&C Technologies Holdings, Inc.	13,665	711,400
Synopsys, Inc.(a)	1,607	513,099
TD SYNNEX Corp.	6,774	641,566
TE Connectivity Ltd.	5,379	617,509
Teledyne Technologies, Inc.(a)	1,946	778,225
Teradyne, Inc.	4,890	427,142
The Trade Desk, Inc., Class A(a)	4,028	180,575

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2022

Timothy Plan US Large/Mid Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (15.2%): (continued)
Trimble, Inc.(a)	9,358	473,140
Tyler Technologies, Inc.(a)	1,449	467,172
Western Digital Corp.(a)	12,027	379,452
Zebra Technologies Corp.(a)	1,721	441,282
		27,296,152
Materials (7.9%):
Albemarle Corp.	1,410	305,773
Avery Dennison Corp.	3,487	631,147
Ball Corp.	9,235	472,278
Celanese Corp.	5,645	577,145
CF Industries Holdings, Inc.	3,775	321,630
Eastman Chemical Co.	7,617	620,328
Ecolab, Inc.	4,065	591,701
FMC Corp.	5,653	705,494
Freeport-McMoRan, Inc.	12,773	485,374
International Flavors & Fragrances, Inc.	6,467	678,000
International Paper Co.	19,547	676,913
LyondellBasell Industries NV, Class A	7,054	585,694
Martin Marietta Materials, Inc.	1,963	663,435
Newmont Corp.	12,363	583,534
Nucor Corp.	3,327	438,532
Packaging Corp. of America	5,258	672,551
PPG Industries, Inc.	4,884	614,114
Reliance Steel & Aluminum Co.	2,990	605,296
RPM International, Inc.	7,488	729,706
Steel Dynamics, Inc.	5,259	513,804
The Mosaic Co.	7,088	310,950
The Sherwin-Williams Co.	2,612	619,906
Vulcan Materials Co.	4,108	719,352
Westlake Chemical Corp.	5,427	556,484
Westrock Co.	15,568	547,371
		14,226,512
Utilities (10.6%):
Alliant Energy Corp.	16,925	934,429
Ameren Corp.	11,969	1,064,284
American Electric Power Co., Inc.	10,175	966,116
American Water Works Co., Inc.	5,543	844,864
Atmos Energy Corp.	8,964	1,004,595
CenterPoint Energy, Inc.	32,272	967,837
CMS Energy Corp.	15,548	984,655
Consolidated Edison, Inc.	10,696	1,019,436
Constellation Energy Corp.	4,599	396,480
DTE Energy Co.	8,708	1,023,451

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (10.6%): (continued)
Entergy Corp.	7,803	877,838
Essential Utilities, Inc.	18,656	890,451
Evergy, Inc.	15,679	986,679
Eversource Energy	11,570	970,029
FirstEnergy Corp.	23,111	969,275
NextEra Energy, Inc.	8,500	710,600
NiSource, Inc.	33,011	905,162
NRG Energy, Inc.	13,979	444,812
The Southern Co.	13,482	962,750
WEC Energy Group, Inc.	10,204	956,727
Xcel Energy, Inc.	14,730	1,032,720
		18,913,190
Total Common Stocks (Cost $170,437,827)		178,290,875

Rights (0.0%)†
Health Care (0.0%):†
ABIOMED, Inc., CVR, Expiring 01/02/26(a)(b)	1,543	1,574
		1,574
Total Rights (Cost $—)		1,574
Total Investments (Cost $170,437,827) — 99.6%(c)		178,292,449
Other assets in excess of liabilities — 0.4%		767,431
NET ASSETS - 100.00%		$179,059,880

Percentages indicated are based on net assets as of December 31, 2022.

†	Represents less than 0.05%.
(a)	Non-income producing security.
(b)

Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund’s net assets as of December 31,2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(c)	See Federal Tax Information listed in the Notes to Financial Statements.

CVR — Contingent Value Rights

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2022

Timothy Plan US Large/Mid Cap Core ETF

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Index E-mini	3/17/23	4	$770,741	$772,200	$1,459
					$1,459

See notes to financial statements.

Schedule of Portfolio Investments

December 31, 2022

Timothy Plan High Dividend Stock ETF

	SHARES	VALUE ($)
Common Stocks (99.5%)
Communication Services (0.5%):
Lumen Technologies, Inc.	174,525	911,020
		911,020
Consumer Discretionary (4.6%):
Darden Restaurants, Inc.	10,075	1,393,675
Garmin Ltd.	19,006	1,754,064
Genuine Parts Co.	12,580	2,182,756
LKQ Corp.	26,623	1,421,934
Vail Resorts, Inc.	5,900	1,406,265
		8,158,694
Consumer Staples (6.7%):
Bunge, Ltd.	17,072	1,703,274
Campbell Soup Co.	40,467	2,296,502
Hormel Foods Corp.	48,508	2,209,539
McCormick & Co., Inc.	24,433	2,025,251
Sysco Corp.	21,646	1,654,837
The JM Smucker Co.	13,359	2,116,867
		12,006,270
Energy (9.9%):
Chesapeake Energy Corp.	10,402	981,637
ConocoPhillips	9,515	1,122,770
Coterra Energy, Inc.	35,533	873,046
Devon Energy Corp.	12,904	793,725
Diamondback Energy, Inc.	6,984	955,271
EOG Resources, Inc.	8,671	1,123,068
Kinder Morgan, Inc.	103,020	1,862,601
Marathon Petroleum Corp.	12,641	1,471,286
ONEOK, Inc.	25,547	1,678,438
Phillips 66	12,670	1,318,694
Pioneer Natural Resources Co.	4,961	1,133,043
Targa Resources Corp.	17,946	1,319,031
The Williams Cos., Inc.	55,992	1,842,137
Valero Energy Corp.	9,190	1,165,843
		17,640,590
Financials (11.3%):
Aflac, Inc.	35,574	2,559,194
American Financial Group, Inc.	13,740	1,886,227
Ares Management Corp., Class A	16,769	1,147,670
Cincinnati Financial Corp.	14,824	1,517,829
East West Bancorp, Inc.	17,881	1,178,358
Equitable Holdings, Inc.	48,945	1,404,722
Erie Indemnity Co., Class A	8,268	2,056,417
Everest Re Group, Ltd.	6,562	2,173,794
Franklin Resources, Inc.	63,322	1,670,434
Principal Financial Group, Inc.	20,610	1,729,591

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (11.3%): (continued)
Rocket Cos., Inc., Class A	124,123	868,861
WR Berkley Corp.	28,623	2,077,171
		20,270,268
Health Care (2.2%):
Amgen, Inc.	9,289	2,439,663
Baxter International, Inc.	30,349	1,546,888
		3,986,551
Industrials (19.7%):
Caterpillar, Inc.	8,100	1,940,436
CH Robinson Worldwide, Inc.	14,741	1,349,686
Eaton Corp. PLC	12,751	2,001,270
Fastenal Co.	39,620	1,874,818
General Dynamics Corp.	9,225	2,288,815
Honeywell International, Inc.	11,141	2,387,516
Huntington Ingalls Industries, Inc.	8,487	1,957,781
Illinois Tool Works, Inc.	10,046	2,213,134
Johnson Controls International PLC	29,932	1,915,648
Masco Corp.	31,241	1,458,018
Norfolk Southern Corp.	7,955	1,960,271
PACCAR, Inc.	20,482	2,027,104
Parker Hannifin Corp.	6,059	1,763,169
Regal Rexnord Corp.	9,954	1,194,281
Rockwell Automation, Inc.	5,846	1,505,754
Snap-on, Inc.	8,770	2,003,857
TransDigm Group, Inc.	2,731	1,719,574
Union Pacific Corp.	9,871	2,043,988
Watsco, Inc.	6,418	1,600,649
		35,205,769
Information Technology (8.4%):
Analog Devices, Inc.	9,818	1,610,447
Broadcom, Inc.	3,079	1,721,561
Fidelity National Information Services, Inc.	18,037	1,223,811
Juniper Networks, Inc.	61,920	1,978,963
NetApp, Inc.	23,234	1,395,434
NXP Semiconductors NV	7,718	1,219,676
Paychex, Inc.	15,415	1,781,357
Seagate Technology Holdings PLC	22,623	1,190,196
Skyworks Solutions, Inc.	14,348	1,307,533
TE Connectivity Ltd.	13,919	1,597,901
		15,026,879
Materials (11.7%):
Celanese Corp.	14,606	1,493,317
Eastman Chemical Co.	19,708	1,605,019
FMC Corp.	14,627	1,825,450

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2022

Timothy Plan High Dividend Stock ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (11.7%): (continued)
Freeport-McMoRan, Inc.	33,047	1,255,786
International Flavors & Fragrances, Inc.	16,734	1,754,393
International Paper Co.	50,577	1,751,481
LyondellBasell Industries NV, Class A	18,253	1,515,547
Newmont Corp.	31,989	1,509,881
Packaging Corp. of America	13,603	1,739,960
PPG Industries, Inc.	12,638	1,589,102
Reliance Steel & Aluminum Co.	7,737	1,566,278
RPM International, Inc.	19,375	1,888,094
Westrock Co.	40,280	1,416,245
		20,910,553
Utilities (24.5%):
Alliant Energy Corp.	43,792	2,417,756
Ameren Corp.	30,969	2,753,764
American Electric Power Co., Inc.	26,328	2,499,844
Atmos Energy Corp.	23,193	2,599,240
CenterPoint Energy, Inc.	83,501	2,504,195
CMS Energy Corp.	40,229	2,547,703
Consolidated Edison, Inc.	27,675	2,637,704
DTE Energy Co.	22,531	2,648,068
Entergy Corp.	20,191	2,271,488
Essential Utilities, Inc.	48,272	2,304,023

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (24.5%): (continued)
Evergy, Inc.	40,568	2,552,944
Eversource Energy	29,936	2,509,834
FirstEnergy Corp.	59,799	2,507,970
NiSource, Inc.	85,412	2,341,997
NRG Energy, Inc.	36,169	1,150,898
The Southern Co.	34,884	2,491,066
WEC Energy Group, Inc.	26,403	2,475,545
Xcel Energy, Inc.	38,113	2,672,102
		43,886,141
Total Common Stocks (Cost $174,814,613)		178,002,735
Total Investments (Cost $174,814,613) — 99.5%(a)		178,002,735
Other assets in excess of liabilities — 0.5%		983,295
NET ASSETS - 100.00%		$178,986,030

Percentages indicated are based on net assets as of December 31, 2022.

(a)	See Federal Tax Information listed in the Notes to Financial Statements.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Index E-mini	3/17/23	4	$785,139	$772,200	$(12,939)
					$(12,939)

See notes to financial statements.

Schedule of Portfolio Investments

December 31, 2022

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.2%)
Australia (6.4%):
Communication Services (0.5%):
Rea Group Ltd.	1,828	137,870
Telstra Corp. Ltd.	109,801	298,218
		436,088
Consumer Discretionary (0.3%):
Wesfarmers Ltd.	6,855	214,225
		214,225
Consumer Staples (0.7%):
Coles Group, Ltd.	24,541	279,308
Woolworths Group Ltd.	11,977	273,605
		552,913
Energy (0.4%):
Santos Ltd.	33,152	161,125
Woodside Energy Group, Ltd.	6,528	157,481
		318,606
Financials (1.5%):
ASX Ltd.	5,288	244,840
Commonwealth Bank of Australia	3,495	244,090
National Australia Bank Ltd.	11,155	228,251
Suncorp Group Ltd.	28,983	237,533
Westpac Banking Corp.	15,031	238,907
		1,193,621
Health Care (1.1%):
Cochlear Ltd.	1,416	196,745
CSL Ltd.	1,204	235,837
Ramsay Health Care Ltd.	4,013	176,737
Sonic Healthcare Ltd.	10,405	212,267
		821,586
Industrials (0.3%):
Brambles Ltd.	26,445	217,273
		217,273
Information Technology (0.4%):
Computershare Ltd.	10,772	192,111
WiseTech Global Ltd.	3,042	105,087
		297,198
Materials (1.2%):
BHP Group Ltd.	5,975	185,585
Fortescue Metals Group Ltd.	11,339	158,305
Newcrest Mining Ltd.	14,142	198,690
Rio Tinto Ltd.	2,615	207,213
South32, Ltd.	54,750	149,073
		898,866
		4,950,376

SECURITY DESCRIPTION	SHARES	VALUE ($)
Austria (0.5%):
Energy (0.2%):
OMV AG	3,181	163,762
		163,762
Financials (0.2%):
Erste Group Bank AG	4,356	139,400
		139,400
Utilities (0.1%):
Verbund AG	1,378	115,999
		115,999
		419,161
Belgium (0.5%):
Financials (0.2%):
KBC Group N.V.	2,669	171,626
		171,626
Utilities (0.3%):
Elia Group SA	1,709	242,909
		242,909
		414,535
Bermuda (0.3%):
Industrials (0.3%):
Jardine Matheson Holdings Ltd.	4,200	213,780
		213,780
Canada (10.8%):
Consumer Discretionary (0.5%):
Dollarama, Inc.	3,843	224,795
Magna International, Inc.	2,749	154,446
		379,241
Consumer Staples (1.4%):
Alimentation Couche-Tard, Inc.	4,612	202,699
Loblaw Cos. Ltd.	3,114	275,379
Metro, Inc.	6,211	343,950
Saputo, Inc.	9,563	236,779
		1,058,807
Energy (2.1%):
ARC Resources Ltd.	8,304	111,943
Cameco Corp.	4,651	105,436
Canadian Natural Resources, Ltd.	2,699	149,902
Cenovus Energy, Inc.	6,718	130,360
Enbridge, Inc.	7,234	282,777
Imperial Oil Ltd.	3,154	153,646
Pembina Pipelines Corp.	6,968	236,556
Suncor Energy, Inc.	4,247	134,738
TC Energy Corp.	5,859	233,616
Tourmaline Oil Corp.	2,371	119,653
		1,658,627

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2022

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Canada (10.8%): (continued)
Financials (1.8%):
Fairfax Financial Holdings, Ltd.	459	271,939
Great-West Lifeco, Inc.	12,233	282,828
Intact Financial Corp.	2,040	293,704
National Bank of Canada	3,973	267,733
Power Corp. of Canada	11,312	266,130
		1,382,334
Industrials (1.1%):
Canadian National Railway Co.	2,233	265,295
Canadian Pacific Railway Ltd.	3,114	232,204
TFI International, Inc.	1,434	143,644
WSP Global, Inc.	1,740	201,903
		843,046
Information Technology (0.3%):
Constellation Software, Inc.	146	227,979
		227,979
Materials (1.8%):
Aginco Eagle Mines Ltd.	3,362	174,730
Barrick Gold Corp.	11,554	198,086
CCL Industries, Inc., Class B	4,764	203,538
First Quantum Minerals, Ltd.	4,920	102,812
Franco-Nevada Corp.	1,708	232,860
Nutrien, Ltd.	1,692	123,544
Teck Resources Ltd., Class B	3,384	127,906
Wheaton Precious Metals Corp.	5,476	213,976
		1,377,452
Utilities (1.8%):
Algonquin Power & Utilities Corp.	28,728	187,163
Emera, Inc.	9,294	355,270
Fortis, Inc.	9,862	394,684
Hydro One, Ltd.	17,326	464,185
		1,401,302
		8,328,788
Chile (0.2%):
Materials (0.2%):
Antofagasta PLC	9,615	179,612
		179,612
Denmark (2.0%):
Financials (0.7%):
Danske Bank A/S	12,225	241,663
Tryg A/S	10,937	260,371
		502,034
Health Care (0.5%):
Coloplast A/S	1,578	184,482

SECURITY DESCRIPTION	SHARES	VALUE ($)
Denmark (2.0%): (continued)
Health Care (0.5%): (continued)
Genmab A/S (a)	419	177,418
		361,900
Industrials (0.4%):
AP Moller - Maersk A/S, Class B	59	132,685
DSV Panalpina A S	1,207	190,549
		323,234
Materials (0.2%):
Novozymes A/S, Class B Shares	3,448	174,694
		174,694
Utilities (0.2%):
Orsted A/S	1,553	141,155
		141,155
		1,503,017
Finland (1.6%):
Energy (0.2%):
Neste Oyj	2,558	117,781
		117,781
Financials (0.5%):
Nordea Bank Abp	17,958	192,303
Sampo Oyj, Class A Shares	4,369	228,289
		420,592
Industrials (0.3%):
Kone OYJ	4,190	216,603
		216,603
Information Technology (0.2%):
Nokia Oyj	37,900	175,522
		175,522
Materials (0.4%):
Stora ENSO OYJ, Class R Shares	10,094	142,067
UPM-Kymmene OYJ	4,786	178,927
		320,994
		1,251,492
France (6.4%):
Communication Services (0.3%):
Bollore	40,159	224,366
		224,366
Consumer Discretionary (0.5%):
Cie Generale des Etablissements Michelin SCA	6,897	191,817
Hermes International SA	116	179,403
		371,220
Consumer Staples (0.3%):
Carrefour SA	14,332	239,910
		239,910

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2022

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
France (6.4%): (continued)
Energy (0.3%):
TotalEnergies SE	3,205	201,187
		201,187
Financials (0.6%):
Amundi SA	3,390	192,300
Credit Agricole SA	16,452	173,110
Societe Generale SA	5,038	126,608
		492,018
Health Care (0.7%):
bioMerieux	1,904	199,546
EssilorLxottica SA	1,061	192,141
Sartorius Stedim Biotech	377	122,059
		513,746
Industrials (2.4%):
Aeroports de Paris (a)	1,360	182,242
Bouygues SA	8,616	258,576
Bureau Veritas SA	8,410	221,519
Eiffage SA	2,147	211,226
Legrand SA	2,690	215,414
Schneider Electric SA	1,275	178,384
Teleperformance	678	161,605
Thales SA	1,572	200,723
Vinci SA	2,165	216,171
		1,845,860
Information Technology (0.5%):
Dassault Systemes SE	4,780	171,361
Edenred	4,073	221,802
		393,163
Materials (0.3%):
Air Liquide SA	1,769	250,680
		250,680
Utilities (0.5%):
Engie SA	12,651	181,278
Veolia Environnement	6,480	166,453
		347,731
		4,879,881
Germany (5.2%):
Consumer Discretionary (0.4%):
Continental AG	2,363	141,580
Puma SE	2,694	163,487
		305,067
Consumer Staples (0.3%):
Beiersdorf AG	2,011	230,734
		230,734

SECURITY DESCRIPTION	SHARES	VALUE ($)
Germany (5.2%): (continued)
Financials (1.2%):
Deutsche Boerse AG	1,372	237,008
Hannover Rueck SE	1,036	205,688
Muenchener Rueckversicherungs-Gesellschaft AG	711	231,338
Talanx AG	4,955	235,043
		909,077
Health Care (0.5%):
Carl Zeiss Meditec AG	1,131	142,719
Fresenius Medical Care AG	6,078	198,866
		341,585
Industrials (0.9%):
Brenntag AG	2,955	188,878
Daimler Truck Holding AG (a)	5,198	161,033
Deutsche Post AG	4,381	164,958
MTU Aero Engines AG	856	185,250
		700,119
Information Technology (0.2%):
Infineon Technologies AG	5,282	160,724
		160,724
Materials (1.0%):
BASF SE	3,269	162,309
Evonik Industries AG	8,995	172,666
HeidelbergCement AG	3,557	202,840
Symrise AG	1,945	211,608
		749,423
Real Estate (0.2%):
Vonovia Se	7,116	167,709
		167,709
Utilities (0.5%):
E.ON SE	22,232	222,101
RWE AG	3,972	176,808
		398,909
		3,963,347
Hong Kong (4.9%):
Consumer Staples (0.2%):
WH Group Ltd.	311,042	180,926
		180,926
Financials (0.7%):
AIA Group Ltd.	21,503	239,137
Hang Seng Bank, Ltd.	16,554	275,299
		514,436

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2022

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Hong Kong (4.9%): (continued)
Health Care (0.2%):
Sino Biopharmaceutical Ltd.	275,254	161,167
		161,167
Industrials (0.5%):
CK Hutchison Holdings Ltd.	48,310	289,984
Techtronic Industries Co.	11,127	124,172
		414,156
Real Estate (2.4%):
CK Asset Holdings Ltd.	42,254	260,129
Henderson Land Development Co. Ltd.	87,971	307,138
Hongkong Land Holdings Ltd.	50,400	231,840
Sino Land Co. Ltd.	198,240	247,895
Sun Hung Kai Properties Ltd.	27,462	375,777
Swire Pacific Ltd., Class A	26,454	232,849
The Wharf Holdings Ltd	48,464	142,505
		1,798,133
Utilities (0.9%):
Hong Kong & China Gas Co. Ltd.	282,681	268,737
Power Assets Holdings Ltd.	73,685	403,592
		672,329
		3,741,147
Ireland (1.1%):
Consumer Staples (0.3%):
Kerry Group PLC	2,340	210,979
		210,979
Industrials (0.3%):
Kingspan Group PLC	2,280	123,429
Ryanair Holdings PLC (a)	11,975	156,493
		279,922
Materials (0.5%):
CRH PLC	4,790	189,740
Smurfit Kappa Group PLC	4,552	168,376
		358,116
		849,017
Israel (1.4%):
Financials (0.6%):
Bank Hapoalim BM	19,407	175,377
Bank Leumi	18,736	156,449
Mizrahi Tefahot Bank Ltd.	4,936	160,169
		491,995
Industrials (0.2%):
Elbit Systems Ltd.	707	115,292
		115,292

SECURITY DESCRIPTION	SHARES	VALUE ($)
Israel (1.4%): (continued)
Information Technology (0.2%):
Nice Ltd. (a)	888	172,030
		172,030
Materials (0.2%):
ICL Group Ltd.	15,565	112,854
		112,854
Real Estate (0.2%):
Azrieli Group Ltd.	2,340	155,729
		155,729
		1,047,900
Italy (2.9%):
Communication Services (0.3%):
Infrastrutture Wireless Italiane SpA	24,653	248,398
		248,398
Consumer Discretionary (0.2%):
Moncler SpA	2,834	150,144
		150,144
Energy (0.3%):
Eni SpA	14,714	209,233
		209,233
Financials (0.9%):
Assicurazioni Generali SpA	13,046	231,997
Intesa Sanpaolo SpA	73,748	164,021
Poste Italiane SpA	19,695	192,372
UniCredit SpA	9,343	132,717
		721,107
Information Technology (0.2%):
Nexi SpA (a)	15,171	119,605
		119,605
Utilities (1.0%):
Enel SpA	42,709	229,928
Snam SpA	55,774	270,238
Terna SpA	32,502	240,029
		740,195
		2,188,682
Japan (19.3%):
Communication Services (1.5%):
KDDI Corp.	9,900	300,425
Nexon Co. Ltd.	9,500	214,441
Nippon Telegraph & Telephone Corp.	10,800	309,630
Softbank Corp.	32,300	366,274
		1,190,770
Consumer Discretionary (1.9%):
Bridgestone Corp.	5,600	200,195

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2022

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (19.3%): (continued)
Consumer Discretionary (1.9%): (continued)
Denso Corp.	3,300	164,371
Fast Retailing Co. Ltd.	300	184,111
Oriental Land Co., Ltd.	1,200	175,217
Panasonic Corp.	29,600	250,501
Shimano ORD	800	127,542
Suzuki Motor Co.	5,300	172,507
Toyota Industries Corp.	3,600	198,628
		1,473,072
Consumer Staples (1.9%):
Aeon Co. Ltd.	11,200	237,537
Ajinomoto Co., Inc.	7,400	227,323
KAO Corp.	5,900	236,279
Seven & i Holdings Co., Ltd.	5,900	254,489
Shiseido Co., Ltd.	4,800	236,708
Unicharm Corp.	6,500	251,044
		1,443,380
Energy (0.2%):
Inpex Corp.	12,400	131,919
		131,919
Financials (3.0%):
Dai-ichi Life Holdings, Inc.	12,000	273,800
Japan Post Holdings Co. Ltd.	41,900	354,276
Mitsubishi UFJ Financial Group, Inc.	50,100	339,421
MS&AD Insurance Group Holdings, Inc.	8,200	263,960
ORIX Corp.	13,700	221,181
Sompo Holdings, Inc.	5,100	227,755
Sumitomo Mitsui Financial Group, Inc.	8,900	359,201
Tokio Marine Holdings, Inc.	11,900	256,419
		2,296,013
Health Care (2.0%):
Astellas Pharma, Inc.	15,700	240,070
Chugai Pharmaceutical Co. Ltd.	7,900	202,768
Daiichi Sankyo Co. Ltd.	4,700	152,225
Eisai Co. Ltd.	2,800	185,728
Hoya Corp.	1,600	154,915
M3, Inc.	3,900	106,342
Olympus Corp.	6,800	121,884
Shionogi & Co. Ltd.	3,200	160,610
Terumo Corp.	6,800	194,123
		1,518,665
Industrials (4.2%):
Central Japan Railway Co.	2,000	246,990

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (19.3%): (continued)
Industrials (4.2%): (continued)
Daikin Industries Ltd.	1,100	169,334
Fanuc Corp.	1,300	196,506
Hitachi, Ltd.	4,100	209,062
ITOCHU Corp.	8,700	274,883
Komatsu Ltd.	10,200	223,557
Kubota Corp.	12,400	171,703
Marubeni Corp.	20,900	241,301
Mitsubishi Corp.	6,900	225,215
Mitsubishi Electric Corp.	24,000	240,238
Nidec Corp.	3,100	161,568
Secom Co. Ltd.	4,100	235,683
SMC Corp.	400	169,425
Sumitomo Corp.	17,600	294,540
Toshiba Corp.	5,700	199,947
		3,259,952
Information Technology (2.9%):
Canon, Inc.	11,500	250,253
Fujifilm Holdings Corp.	4,700	237,292
Fujitsu, Ltd.	1,500	201,360
Keyence Corp.	500	195,931
Kyocera Corp.	4,900	244,664
Murata Manufacturing Co. Ltd.	4,200	210,864
Nomura Research Institute Ltd.	6,900	163,798
NTT Data Corp.	13,000	191,404
OBIC Co. Ltd.	1,400	207,087
Renesas Electronics Corp. (a)	16,400	147,915
Tokyo Electron Ltd.	600	177,778
		2,228,346
Materials (0.7%):
Nippon Paint Holdings Co. Ltd.	18,200	144,107
Nippon Steel Corp.	12,100	211,349
Shin-Etsu Chemical Co. Ltd.	1,600	197,836
		553,292
Real Estate (1.0%):
Daiwa House Industry Co. Ltd.	12,300	284,863
Mitsubishi Estate Co. Ltd.	17,900	233,401
Mitsui Fudosan Co. Ltd.	11,600	213,665
		731,929
		14,827,338
Korea, Republic Of (6.5%):
Communication Services (0.4%):
Kakao Corp.	3,832	160,929
Naver Corp.	1,296	181,936
		342,865

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2022

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Korea, Republic Of (6.5%): (continued)
Consumer Discretionary (1.0%):
Hyundai Mobis	1,318	208,999
Hyundai Motor Co.	1,633	195,020
Kia Corp.	3,900	182,909
LG Electronics, Inc.	2,746	187,859
		774,787
Consumer Staples (0.3%):
LG Household & Health Care Ltd.	347	198,145
		198,145
Energy (0.4%):
SK Innovation Co. Ltd. (a)	1,268	154,438
S-Oil Corp.	2,407	158,766
		313,204
Financials (1.4%):
Hana Financial Group, Inc.	6,245	207,689
KakaoBank Corp. (a)	10,128	194,646
KB Financial Group, Inc.	5,215	200,038
Samsung Life Insurance Co., Ltd.	4,423	248,365
Shinhan Financial Group Co. Ltd.	8,056	224,273
		1,075,011
Health Care (0.5%):
Celltrion, Inc.	1,139	144,531
Samsung Biologics Co., Ltd. (a)	327	212,328
		356,859
Industrials (1.0%):
Doosan Enerbility Co., Ltd. (a)	12,912	157,264
LG Corp.	3,437	212,298
Samsung C&T Corp.	2,364	212,207
SK, Inc.	1,240	185,353
		767,122
Information Technology (0.7%):
Samsung Electronics Co. Ltd.	5,580	244,048
Samsung SDI Co. Ltd.	325	151,910
SK Hynix, Inc.	2,333	138,386
		534,344
Materials (0.8%):
Korea Zinc Co., Ltd.	365	162,812
LG Chem Ltd.	281	133,344
POSCO	997	218,025
POSCO Chemical Co., Ltd.	1,005	143,072
		657,253
		5,019,590

SECURITY DESCRIPTION	SHARES	VALUE ($)
Luxembourg (0.6%):
Energy (0.2%):
Tenaris SA	8,922	155,508
		155,508
Health Care (0.2%):
Eurofins Scientific SE	2,585	185,536
		185,536
Materials (0.2%):
ArcelorMittal SA	5,515	145,059
		145,059
		486,103
Netherlands (2.4%):
Consumer Discretionary (0.2%):
Prosus N.V.	1,833	126,441
		126,441
Financials (0.7%):
ABN AMRO Group N.V.	13,891	192,162
ING Groep NV	13,549	165,143
NN Group NV	3,774	154,140
		511,445
Industrials (0.6%):
Randstad N.V.	3,251	198,194
Wolters Kluwer N.V.	2,309	241,596
		439,790
Information Technology (0.5%):
Adyen N.V. (a)	76	104,802
ASM International NV	468	118,037
ASML Holding N.V.	312	168,235
		391,074
Materials (0.4%):
AKZO Nobel N.V	2,556	171,144
Koninklijke DSM N.V.	1,370	167,599
		338,743
		1,807,493
Norway (2.0%):
Communication Services (0.4%):
Adevinta ASA (a)	10,920	73,212
Telenor ASA	25,245	236,335
		309,547
Consumer Staples (0.3%):
Mowi ASA	11,224	191,797
		191,797
Energy (0.3%):
Aker BP ASA	4,065	126,338
Equinor ASA	3,943	141,768
		268,106

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2022

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Norway (2.0%): (continued)
Financials (0.6%):
DNB Bank ASA	10,325	205,189
Gjensidige Forsikring ASA	11,455	225,012
		430,201
Materials (0.4%):
Norsk Hydro ASA	19,406	145,417
Yara International ASA	3,758	165,382
		310,799
		1,510,450
Portugal (0.8%):
Consumer Staples (0.3%):
Jeronimo Martins & Filho SA	10,300	222,466
		222,466
Energy (0.2%):
Galp Energia SGPS SA	14,200	191,649
		191,649
Utilities (0.3%):
EDP - Energias de Portugal SA	47,372	236,069
		236,069
		650,184
Russian Federation (0.0%):†
Materials (0.0%):†
Evraz PLC (b)	38,723	18,956
		18,956
Singapore (3.3%):
Communication Services (0.5%):
Singapore Telecommunications, Ltd.	181,400	348,143
		348,143
Consumer Staples (0.4%):
Wilmar International Ltd.	104,600	325,728
		325,728
Financials (1.3%):
DBS Group Holdings Ltd.	12,300	311,564
Oversea-Chinese Banking Corp. Ltd.	38,900	353,821
United Overseas Bank	15,500	355,351
		1,020,736
Industrials (0.7%):
Jardine Cycle & Carriage Ltd.	9,600	205,033
Keppel Corp. Ltd.	62,800	340,474
		545,507
Real Estate (0.4%):
Capitaland Investment Ltd.	103,100	284,870
		284,870
		2,524,984

SECURITY DESCRIPTION	SHARES	VALUE ($)
Spain (3.0%):
Consumer Discretionary (0.3%):
Industria de Diseno Textil SA	7,631	202,961
		202,961
Energy (0.2%):
Repsol SA	12,279	195,161
		195,161
Financials (0.2%):
Caixabank SA	38,695	152,076
		152,076
Industrials (0.6%):
Aena SME SA (a)	1,702	213,679
Ferrovial SA	8,186	214,393
		428,072
Information Technology (0.2%):
Amadeus IT Group SA (a)	3,198	166,178
		166,178
Utilities (1.5%):
Acciona SA	1,115	205,142
Endesa SA	13,708	258,734
Iberdrola SA	22,212	259,844
Naturgy Energy Group SA	7,517	195,584
Red Electrica Corp. SA	15,481	269,417
		1,188,721
		2,333,169
Sweden (3.9%):
Communication Services (0.3%):
Telia Co. AB	80,903	206,813
		206,813
Consumer Staples (0.3%):
Essity Aktiebolag, Class B	7,965	208,727
		208,727
Financials (1.1%):
EQT AB	4,808	101,700
L E Lundbergforetagen AB, Class B	4,066	173,142
Skandinavisk Enskilda Banken AB	15,052	173,120
Svenska Handelsbanken AB	20,873	210,349
Swedbank AB, Class A Shares	11,445	194,571
		852,882
Industrials (1.4%):
ALFA Laval AB	5,433	156,857
ASSA Abloy AB	8,205	175,994
Atlas Copco AB, Class A	13,565	160,115
Epiroc AB, Class A	9,153	166,620
Nibe Industrier AB, Class B	12,905	120,152
Sandvik AB	9,322	168,400

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2022

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Sweden (3.9%): (continued)
Industrials (1.4%): (continued)
Volvo AB	9,334	168,689
		1,116,827
Information Technology (0.4%):
Hexagon AB, Class B	15,506	162,061
Telefonaktiebolaget LM Ericsson, Class B	21,574	125,980
		288,041
Materials (0.4%):
Boliden AB	3,827	143,571
Svenska Cellulosa AB SCA, Class B	12,074	152,761
		296,332
		2,969,622
Switzerland (7.0%):
Communication Services (0.5%):
Swisscom AG	728	398,967
		398,967
Consumer Discretionary (0.4%):
CIE Financiere Richemont SA	1,215	157,593
The Swatch Group AG	678	192,897
		350,490
Consumer Staples (0.7%):
Barry Callebaut AG	147	290,851
Chocoladefabriken Lindt & Spruengli AG	22	224,427
		515,278
Financials (1.1%):
Julius Baer Group Ltd.	3,490	203,344
Partners Group Holding AG	171	151,096
Swiss Life Holding AG	456	235,202
Swiss Re AG	2,837	265,409
		855,051
Health Care (0.9%):
Alcon, Inc.	3,183	217,549
Lonza Group AG, Registered	328	160,771
Sonova Holding AG	623	147,797
Straumann Holding AG, Class R	1,271	145,194
		671,311
Industrials (1.4%):
ABB Ltd.	7,404	224,747
Geberit AG	444	209,176
Kuehne & Nagel International AG	783	182,282
Schindler Holding AG	1,196	224,994
SGS SA	101	234,909
		1,076,108

SECURITY DESCRIPTION	SHARES	VALUE ($)
Sweden (3.9%): (continued)
Information Technology (0.5%):
Logitech International SA, Class R	3,361	207,463
STMicroelectronics N.V.	4,339	153,229
		360,692
Materials (1.5%):
EMS-Chemie Holding AG	287	194,355
Givaudan SA	66	202,270
Glencore PLC	23,379	156,097
Holcim, Ltd.	4,621	239,348
SIG Group AG	9,003	196,734
Sika AG	722	173,158
		1,161,962
		5,389,859
United Kingdom (5.6%):
Communication Services (0.5%):
BT Group PLC	125,673	170,204
Informa PLC	25,118	188,110
		358,314
Consumer Discretionary (0.3%):
Next PLC	2,907	204,004
		204,004
Consumer Staples (0.5%):
Associated British Foods PLC	11,337	215,958
Haleon PLC (a)	50,461	199,657
		415,615
Financials (1.2%):
3I Group PLC	12,068	195,678
Legal & General Group PLC	61,285	184,816
Lloyds Banking Group PLC	290,602	159,502
London Stock Exchange Group	2,211	190,704
Standard Chartered PLC	21,001	157,989
		888,689
Health Care (0.3%):
Smith & Nephew PLC	15,740	211,080
		211,080
Industrials (1.6%):
Ashtead Group PLC	2,840	162,023
Bunzl PLC	7,042	234,836
Ferguson PLC	1,673	211,112
RELX PLC	9,602	265,542
Rentokil Initial PLC	34,021	208,894
Spirax-Sarco Engineering PLC	1,348	172,952
		1,255,359
Information Technology (0.2%):
Halma PLC	7,029	167,709
		167,709

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2022

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
United Kingdom (5.6%): (continued)
Materials (0.7%):
Anglo American PLC	4,097	160,272
Croda International PLC	2,217	176,966
Rio Tinto PLC	2,875	201,480
		538,718
Utilities (0.3%):
SSE PLC	10,969	226,980
		226,980
		4,266,468
United States (0.6%):
Industrials (0.4%):
Waste Connections, Inc.	2,339	310,093
		310,093

SECURITY DESCRIPTION	SHARES	VALUE ($)
United States (0.6%): (continued)
Utilities (0.2%):
Brookfield Renewable Corp., Class A	6,711	184,753
		184,753
		494,846
Total Common Stocks (Cost $79,664,748)		76,229,797
Total Investments (Cost $79,664,748) — 99.2%(c)		76,229,797
Other assets in excess of liabilities — 0.8%		645,287
NET ASSETS - 100.00%		$76,875,084

Percentages indicated are based on net assets as of December 31, 2022.

†	Represents less than 0.05%.
(a)	Non-income producing security.
(b)

Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund’s net assets as of December 31,2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(c)	See Federal Tax Information listed in the Notes to Financial Statements.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
Mini MSCI EAFE Index	3/17/23	4	$393,836	$389,880	$(3,956)
					$(3,956)

See notes to financial statements.

Schedule of Portfolio Investments

December 31, 2022

Timothy Plan US Large/Mid Cap Core Enhanced ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.4%)
Communication Services (0.9%):
Endeavor Group Holdings, Inc., Class A(a)	7,871	177,412
Lumen Technologies, Inc.	26,349	137,542
News Corp., Class A	12,885	234,507
ZoomInfo Technologies, Inc.(a)	2,605	78,437
		627,898
Consumer Discretionary (7.7%):
Aptiv PLC(a)	1,689	157,297
Aramark	6,503	268,834
AutoZone, Inc.(a)	104	256,483
Burlington Stores, Inc.(a)	1,123	227,699
CarMax, Inc.(a)	2,277	138,646
Chipotle Mexican Grill, Inc.(a)	112	155,399
Darden Restaurants, Inc.	1,521	210,400
Dollar General Corp.	897	220,886
Dollar Tree, Inc.(a)	1,211	171,284
Domino’s Pizza, Inc.	713	246,983
DR Horton, Inc.	2,423	215,986
Garmin Ltd.	2,869	264,780
Genuine Parts Co.	1,899	329,495
Lennar Corp.	2,261	204,620
LKQ Corp.	4,019	214,655
Lowe’s Cos., Inc.	1,207	240,483
NVR, Inc.(a)	53	244,467
O’Reilly Automotive, Inc.(a)	318	268,402
Pool Corp.	574	173,537
Pultegroup, Inc.	4,459	203,018
Ross Stores, Inc.	1,899	220,417
Service Corp.	3,962	273,933
Tesla, Inc.(a)	562	69,227
Tractor Supply Co.	1,008	226,770
Vail Resorts, Inc.	891	212,370
		5,416,071
Consumer Staples (4.1%):
BJ’s Wholesale Club Holdings, Inc.(a)	2,335	154,484
Bunge, Ltd.	2,577	257,107
Campbell Soup Co.	6,109	346,686
Costco Wholesale Corp.	500	228,250
Darling Ingredients, Inc.(a)	2,196	137,448
Hormel Foods Corp.	7,324	333,608
Lamb Weston Holdings, Inc.	2,855	255,123
McCormick & Co., Inc.	3,689	305,781
Monster Beverage Corp.(a)	2,751	279,309

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Staples (4.1%): (continued)
Sysco Corp.	3,268	249,838
The JM Smucker Co.	2,017	319,614
		2,867,248
Energy (5.9%):
Antero Resources Corp.(a)	3,474	107,659
APA Corp.	3,050	142,374
Chesapeake Energy Corp.	1,612	152,124
ConocoPhillips	1,437	169,566
Coterra Energy, Inc.	5,365	131,818
Devon Energy Corp.	1,948	119,822
Diamondback Energy, Inc.	1,064	145,534
EOG Resources, Inc.	1,309	169,542
Halliburton Co.	4,885	192,225
Hess Corp.	1,342	190,323
HF Sinclair Corp.	2,611	135,485
Kinder Morgan, Inc.	15,553	281,198
Marathon Oil Corp.	5,062	137,028
Marathon Petroleum Corp.	1,908	222,072
Occidental Petroleum Corp.	1,899	119,618
ONEOK, Inc.	3,857	253,405
Ovintiv, Inc.	2,361	119,726
Phillips 66	1,913	199,105
Pioneer Natural Resources Co.	749	171,064
Schlumberger Ltd.	3,427	183,207
Targa Resources Corp.	2,709	199,112
Texas Pacific Land Corp.	71	166,440
The Williams Cos., Inc.	8,453	278,104
Valero Energy Corp.	1,387	175,955
		4,162,506
Financials (11.7%):
Aflac, Inc.	5,371	386,390
American Financial Group, Inc.	2,104	288,837
Arch Capital Group Ltd.(a)	6,209	389,801
Ares Management Corp., Class A	2,532	173,290
Arthur J Gallagher & Co.	1,623	306,000
Brown & Brown, Inc.	4,133	235,457
Cboe Global Markets, Inc.	2,526	316,937
Cincinnati Financial Corp.	2,238	229,149
East West Bancorp, Inc.	2,700	177,930
Equitable Holdings, Inc.	7,389	212,064
Erie Indemnity Co., Class A	1,248	310,403
Everest Re Group, Ltd.	991	328,289
FactSet Research Systems, Inc.	650	260,787

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2022

Timothy Plan US Large/Mid Cap Core Enhanced ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (11.7%): (continued)
First Citizens BancShares, Inc., Class A	240	182,006
First Republic Bank	1,862	226,959
Franklin Resources, Inc.	9,560	252,193
Globe Life, Inc.	2,703	325,847
Interactive Brokers Group, Inc.	2,957	213,939
Intercontinental Exchange, Inc.	2,805	287,765
LPL Financial Holdings, Inc.	733	158,453
Markel Corp.(a)	265	349,135
MarketAxess Holdings, Inc.	862	240,403
Morningstar, Inc.	921	199,479
MSCI, Inc.	496	230,724
Nasdaq, Inc.	5,164	316,811
Principal Financial Group, Inc.	3,112	261,159
Raymond James Financial, Inc.	2,138	228,445
Rocket Cos., Inc., Class A	18,739	131,173
Ryan Specialty Holdings, Inc.(a)	4,681	194,308
Signature Bank	913	105,196
SVB Financial Group(a)	405	93,207
Tradeweb Markets, Inc., Class A	4,443	288,484
WR Berkley Corp.	4,321	313,575
		8,214,595
Health Care (12.8%):
Agilent Technologies, Inc.	1,657	247,970
Align Technology, Inc.(a)	636	134,132
Amgen, Inc.	1,402	368,221
Avantor, Inc.(a)	9,738	205,374
Baxter International, Inc.	4,582	233,545
BioMarin Pharmaceutical, Inc.(a)	2,400	248,376
Catalent, Inc.(a)	2,410	108,474
Centene Corp.(a)	3,121	255,953
Charles River Laboratories International, Inc.(a)	823	179,332
Danaher Corp.	887	235,428
Dexcom, Inc.(a)	1,403	158,876
Edwards Lifesciences Corp.(a)	2,379	177,497
HCA Healthcare, Inc.	821	197,007
Henry Schein, Inc.(a)	4,328	345,677
Horizon Therapeutics PLC(a)	2,802	318,868
Humana, Inc.	553	283,241
IDEXX Laboratories, Inc.(a)	545	222,338
Incyte Corp.(a)	3,824	307,144
Insulet Corp.(a)	599	176,340
Intuitive Surgical, Inc.(a)	906	240,407
IQVIA Holdings, Inc.(a)	1,194	244,639

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (12.8%): (continued)
Mettler-Toledo International, Inc.(a)	181	261,626
Moderna, Inc.(a)	762	136,870
Neurocrine Biosciences, Inc.(a)	1,981	236,611
PerkinElmer, Inc.	1,646	230,802
R1 RCM, Inc.(a)	9,184	100,565
Regeneron Pharmaceuticals, Inc.(a)	278	200,574
Repligen Corp.(a)	663	112,253
ResMed, Inc.	1,045	217,496
Shockwave Medical, Inc.(a)	398	81,833
STERIS PLC	1,367	252,471
Stryker Corp.	1,131	276,518
Teleflex, Inc.	1,099	274,343
United Therapeutics Corp.(a)	976	271,416
Veeva Systems, Inc., Class A(a)	950	153,311
Vertex Pharamaceuticals, Inc.(a)	794	229,291
Waters Corp.(a)	785	268,925
West Pharmaceutical Services, Inc.	826	194,399
Zimmer Biomet Holdings, Inc.	2,195	279,863
Zoetis, Inc.	1,766	258,807
		8,926,813
Industrials (22.6%):
Advanced Drainage Systems, Inc.	1,257	103,036
AECOM	3,550	301,502
AMETEK, Inc.	2,746	383,671
Builders FirstSource, Inc.(a)	2,432	157,788
Carlisle Companies, Inc.	836	197,003
Carrier Global Corp.	6,564	270,765
Caterpillar, Inc.	1,223	292,982
CH Robinson Worldwide, Inc.	2,226	203,813
Cintas Corp.	723	326,521
Copart, Inc.(a)	3,919	238,628
Costar Group, Inc.(a)	2,196	169,707
CSX Corp.	9,365	290,128
Deere & Co.	542	232,388
Dover Corp.	2,173	294,246
Eaton Corp. PLC	1,925	302,129
Equifax, Inc.	1,307	254,029
Expeditors International of Washington, Inc.	2,655	275,908
Fastenal Co.	5,982	283,068
Fortive Corp.	4,135	265,674
Generac Holdings, Inc.(a)	803	80,830
General Dynamics Corp.	1,393	345,617
Graco, Inc.	4,647	312,557

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2022

Timothy Plan US Large/Mid Cap Core Enhanced ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (22.6%): (continued)
HEICO Corp.	1,900	291,916
Honeywell International, Inc.	1,682	360,453
Howmet Aerospace, Inc.	6,570	258,924
Hubbell, Inc.	1,175	275,749
Huntington Ingalls Industries, Inc.	1,281	295,501
IDEX Corp.	1,471	335,873
Illinois Tool Works, Inc.	1,517	334,195
Ingersoll Rand, Inc.	4,612	240,977
J.B. Hunt Transport Services, Inc.	1,314	229,109
Johnson Controls International PLC	4,519	289,216
Leidos Holdings, Inc.	3,220	338,712
Masco Corp.	4,717	220,142
Nordson Corp.	1,285	305,470
Norfolk Southern Corp.	1,201	295,950
Old Dominion Freight Line, Inc.	667	189,281
Otis Worldwide Corp.	4,253	333,052
PACCAR, Inc.	3,092	306,015
Parker Hannifin Corp.	915	266,265
Quanta Services, Inc.	1,487	211,898
Regal Rexnord Corp.	1,503	180,330
Republic Services, Inc.	2,607	336,277
Rockwell Automation, Inc.	883	227,434
Rollins, Inc.	7,245	264,732
Snap-on, Inc.	1,324	302,521
Textron, Inc.	3,540	250,632
Trane Technologies PLC	1,724	289,787
TransDigm Group, Inc.	412	259,416
TransUnion	3,528	200,214
U-Haul Holding Co.	5,171	311,243
Union Pacific Corp.	1,490	308,534
United Rentals, Inc.(a)	633	224,981
Verisk Analytics, Inc.	1,696	299,208
Waste Management, Inc.	2,211	346,862
Watsco, Inc.	969	241,669
Westinghouse Air Brake Technologies Corp.	2,609	260,404
WW Grainger, Inc.	517	287,581
Xylem, Inc.	2,335	258,181
		15,810,694
Information Technology (15.2%):
Advanced Micro Devices, Inc.(a)	2,141	138,673
Akamai Technologies, Inc.(a)	3,131	263,943
Amphenol Corp., Class A	3,785	288,190
Analog Devices, Inc.	1,482	243,092
ANSYS, Inc.(a)	867	209,459

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (15.2%): (continued)
Arista Networks, Inc.(a)	1,718	208,479
Bentley Systems, Inc., Class B	4,593	169,757
Broadcom, Inc.	465	259,995
Cadence Design Systems, Inc.(a)	1,213	194,856
CDW Corp.	1,542	275,370
Cognizant Technology Solutions Corp., Class A	3,929	224,700
Datadog, Inc., Class A(a)	1,256	92,316
Dynatrace, Inc.(a)	3,771	144,429
Enphase Energy, Inc.(a)	405	107,309
Entegris, Inc.	1,807	118,521
EPAM Systems, Inc.(a)	240	78,658
F5, Inc.(a)	1,436	206,080
Fair Isaac Corp.(a)	446	266,967
Fidelity National Information Services, Inc.	2,723	184,756
First Solar, Inc.(a)	1,110	166,267
FleetCor Technologies, Inc.(a)	1,304	239,519
Fortinet, Inc.(a)	2,779	135,865
Gartner, Inc.(a)	714	240,004
Jack Henry & Associates, Inc.	1,636	287,216
Juniper Networks, Inc.	9,348	298,762
Keysight Technologies, Inc.(a)	1,432	244,972
KLA Corp.	554	208,875
Lam Research Corp.	448	188,294
Microchip Technology, Inc.	2,782	195,436
Monolithic Power Systems, Inc.	376	132,957
NetApp, Inc.	3,508	210,690
NVIDIA Corp.	1,025	149,794
NXP Semiconductors NV	1,165	184,105
ON Semiconductor Corp.(a)	2,057	128,295
Paychex, Inc.	2,327	268,908
Paycom Software, Inc.(a)	456	141,501
Paylocity Holding Corp.(a)	594	115,390
PTC, Inc.(a)	1,671	200,587
Qorvo, Inc.(a)	1,988	180,192
Roper Technologies, Inc.	793	342,647
Seagate Technology Holdings PLC	3,415	179,663
ServiceNow, Inc.(a)	384	149,096
Skyworks Solutions, Inc.	2,166	197,388
SS&C Technologies Holdings, Inc.	5,338	277,896
Synopsys, Inc.(a)	628	200,514
TD SYNNEX Corp.	2,646	250,603
TE Connectivity Ltd.	2,101	241,195
Teledyne Technologies, Inc.(a)	760	303,932

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2022

Timothy Plan US Large/Mid Cap Core Enhanced ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (15.2%): (continued)
Teradyne, Inc.	1,910	166,839
The Trade Desk, Inc., Class A(a)	1,573	70,518
Trimble, Inc.(a)	3,656	184,847
Tyler Technologies, Inc.(a)	566	182,484
Western Digital Corp.(a)	4,698	148,222
Zebra Technologies Corp.(a)	672	172,308
		10,661,331
Materials (7.9%):
Albemarle Corp.	551	119,490
Avery Dennison Corp.	1,362	246,522
Ball Corp.	3,608	184,513
Celanese Corp.	2,205	225,439
CF Industries Holdings, Inc.	1,475	125,670
Eastman Chemical Co.	2,975	242,284
Ecolab, Inc.	1,588	231,149
FMC Corp.	2,208	275,558
Freeport-McMoRan, Inc.	4,989	189,582
International Flavors & Fragrances, Inc.	2,526	264,826
International Paper Co.	7,636	264,435
LyondellBasell Industries NV, Class A	2,756	228,831
Martin Marietta Materials, Inc.	767	259,223
Newmont Corp.	4,829	227,929
Nucor Corp.	1,300	171,353
Packaging Corp. of America	2,054	262,727
PPG Industries, Inc.	1,908	239,912
Reliance Steel & Aluminum Co.	1,168	236,450
RPM International, Inc.	2,925	285,041
Steel Dynamics, Inc.	2,054	200,676
The Mosaic Co.	2,769	121,476
The Sherwin-Williams Co.	1,020	242,077
Vulcan Materials Co.	1,605	281,051
Westlake Chemical Corp.	2,120	217,385
Westrock Co.	6,081	213,808
		5,557,407
Utilities (10.6%):
Alliant Energy Corp.	6,611	364,993
Ameren Corp.	4,676	415,790
American Electric Power Co., Inc.	3,975	377,426
American Water Works Co., Inc.	2,165	329,989
Atmos Energy Corp.	3,502	392,469
CenterPoint Energy, Inc.	12,606	378,054
CMS Energy Corp.	6,073	384,603
Consolidated Edison, Inc.	4,178	398,205

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (10.6%): (continued)
Constellation Energy Corp.	1,797	154,920
DTE Energy Co.	3,402	399,837
Entergy Corp.	3,048	342,900
Essential Utilities, Inc.	7,288	347,856
Evergy, Inc.	6,125	385,446
Eversource Energy	4,520	378,957
FirstEnergy Corp.	9,028	378,634
NextEra Energy, Inc.	3,320	277,552
NiSource, Inc.	12,895	353,581
NRG Energy, Inc.	5,460	173,737
The Southern Co.	5,267	376,117
WEC Energy Group, Inc.	3,986	373,728
Xcel Energy, Inc.	5,754	403,413
		7,388,207
Total Common Stocks (Cost $69,659,432)		69,632,770

Rights (0.0%)†
Health Care (0.0%):†
ABIOMED, Inc., CVR, Expiring 01/02/26(a)(b)	609	621
		621
Total Rights (Cost $–)		621

Investment Company (0.5%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 4.02%(c)	347,813	347,813
Total Investment Company (Cost $347,813)		347,813
Total Investments (Cost $70,007,245) — 99.9%(d)		69,981,204
Other assets in excess of liabilities — 0.1%		78,357
NET ASSETS — 100.00%		$70,059,561

Percentages indicated are based on net assets as of December 31, 2022.

†	Represents less than 0.05%.
(a)	Non-income producing security.
(b)

Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund’s net assets as of December 31,2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(c)	Rate disclosed is the 7-Day effective yield on December 31, 2022.
(d)	See Federal Tax Information listed in the Notes to Financial Statements.

CVR — Contingent Value Rights

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2022

Timothy Plan US Large/Mid Cap Core Enhanced ETF

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Index E-mini	3/17/23	2	$385,571	$386,100	$529
					$529

See notes to financial statements.

Schedule of Portfolio Investments

December 31, 2022

Timothy Plan High Dividend Stock Enhanced ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.3%)
Communication Services (0.5%):
Lumen Technologies, Inc.	66,201	345,569
		345,569
Consumer Discretionary (4.5%):
Darden Restaurants, Inc.	3,822	528,697
Garmin Ltd.	7,210	665,411
Genuine Parts Co.	4,772	827,990
LKQ Corp.	10,098	539,334
Vail Resorts, Inc.	2,238	533,427
		3,094,859
Consumer Staples (6.7%):
Bunge, Ltd.	6,476	646,110
Campbell Soup Co.	15,350	871,112
Hormel Foods Corp.	18,400	838,120
McCormick & Co., Inc.	9,268	768,225
Sysco Corp.	8,211	627,731
The JM Smucker Co.	5,067	802,917
		4,554,215
Energy (9.9%):
Chesapeake Energy Corp.	4,049	382,104
ConocoPhillips	3,609	425,862
Coterra Energy, Inc.	13,479	331,179
Devon Energy Corp.	4,895	301,091
Diamondback Energy, Inc.	2,673	365,613
EOG Resources, Inc.	3,328	431,043
Kinder Morgan, Inc.	39,078	706,530
Marathon Petroleum Corp.	4,795	558,090
ONEOK, Inc.	9,691	636,699
Phillips 66	4,806	500,208
Pioneer Natural Resources Co.	1,882	429,830
Targa Resources Corp.	6,807	500,315
The Williams Cos., Inc.	21,239	698,763
Valero Energy Corp.	3,486	442,234
		6,709,561
Financials (11.3%):
Aflac, Inc.	13,494	970,758
American Financial Group, Inc.	5,287	725,799
Ares Management Corp., Class A	6,361	435,347
Cincinnati Financial Corp.	5,623	575,739
East West Bancorp, Inc.	6,783	447,000
Equitable Holdings, Inc.	18,566	532,844
Erie Indemnity Co., Class A	3,136	779,986
Everest Re Group, Ltd.	2,489	824,531
Franklin Resources, Inc.	24,019	633,621
Principal Financial Group, Inc.	7,818	656,087

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (11.3%): (continued)
Rocket Cos., Inc., Class A	47,083	329,581
WR Berkley Corp.	10,857	787,893
		7,699,186
Health Care (2.2%):
Amgen, Inc.	3,523	925,281
Baxter International, Inc.	11,512	586,766
		1,512,047
Industrials (19.6%):
Caterpillar, Inc.	3,073	736,168
CH Robinson Worldwide, Inc.	5,592	512,004
Eaton Corp. PLC	4,837	759,167
Fastenal Co.	15,029	711,172
General Dynamics Corp.	3,499	868,137
Honeywell International, Inc.	4,226	905,632
Huntington Ingalls Industries, Inc.	3,220	742,790
Illinois Tool Works, Inc.	3,811	839,563
Johnson Controls International PLC	11,354	726,656
Masco Corp.	11,850	553,040
Norfolk Southern Corp.	3,018	743,696
PACCAR, Inc.	7,984	790,176
Parker Hannifin Corp.	2,298	668,718
Regal Rexnord Corp.	3,776	453,044
Rockwell Automation, Inc.	2,218	571,290
Snap-on, Inc.	3,327	760,186
TransDigm Group, Inc.	1,036	652,317
Union Pacific Corp.	3,744	775,270
Watsco, Inc.	2,434	607,040
		13,376,066
Information Technology (8.4%):
Analog Devices, Inc.	3,724	610,848
Broadcom, Inc.	1,168	653,064
Fidelity National Information Services, Inc.	6,842	464,230
Juniper Networks, Inc.	23,488	750,677
NetApp, Inc.	8,813	529,309
NXP Semiconductors NV	2,928	462,712
Paychex, Inc.	5,847	675,679
Seagate Technology Holdings PLC	8,581	451,446
Skyworks Solutions, Inc.	5,442	495,929
TE Connectivity Ltd.	5,280	606,144
		5,700,038
Materials (11.7%):
Celanese Corp.	5,540	566,410
Eastman Chemical Co.	7,476	608,845
FMC Corp.	5,548	692,390

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2022

Timothy Plan High Dividend Stock Enhanced ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (11.7%): (continued)
Freeport-McMoRan, Inc.	12,536	476,368
International Flavors & Fragrances, Inc.	6,347	665,419
International Paper Co.	19,185	664,377
LyondellBasell Industries NV, Class A	6,924	574,900
Newmont Corp.	12,134	572,725
Packaging Corp. of America	5,160	660,016
PPG Industries, Inc.	4,794	602,798
Reliance Steel & Aluminum Co.	2,935	594,161
RPM International, Inc.	7,350	716,257
Westrock Co.	15,279	537,210
		7,931,876
Utilities (24.5%):
Alliant Energy Corp.	16,611	917,093
Ameren Corp.	11,748	1,044,632
American Electric Power Co., Inc.	9,987	948,266
Atmos Energy Corp.	8,798	985,992
CenterPoint Energy, Inc.	31,674	949,903
CMS Energy Corp.	15,260	966,416
Consolidated Edison, Inc.	10,498	1,000,564
DTE Energy Co.	8,546	1,004,411
Entergy Corp.	7,659	861,638
Essential Utilities, Inc.	18,311	873,984
Evergy, Inc.	15,388	968,367
Eversource Energy	11,356	952,087
FirstEnergy Corp.	22,683	951,325
NiSource, Inc.	32,399	888,381
NRG Energy, Inc.	13,719	436,539
The Southern Co.	13,232	944,897
WEC Energy Group, Inc.	10,015	939,006
Xcel Energy, Inc.	14,457	1,013,580
		16,647,081
Total Common Stocks (Cost $67,880,762)		67,570,498

SECURITY DESCRIPTION	SHARES	VALUE ($)
Investment Company (0.5%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 4.02%(a)	335,770	335,770
Total Investment Company (Cost $335,770)		335,770
Total Investments (Cost $68,216,532) — 99.8%(b)		67,906,268
Other assets in excess of liabilities — 0.2%		148,524
NET ASSETS - 100.00%		$68,054,792

Percentages indicated are based on net assets as of December 31, 2022.

(a)	Rate disclosed is the 7-Day effective yield on December 31, 2022.
(b)	See Federal Tax Information listed in the Notes to Financial Statements.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Index E-mini	3/17/23	2	$390,713	$386,100	$(4,613)
					$(4,613)

See notes to financial statements.

Statements of Assets and Liabilities

December 31, 2022

Timothy Plan

	Timothy Plan US Small Cap Core ETF	Timothy Plan US Large/Mid Cap Core ETF
ASSETS:
Investments, at value (Cost $71,082,172 and $170,437,827)	$71,225,786	$178,292,449
Cash	130,374	620,374
Deposits with broker for futures contracts	34,832	82,740
Interest and dividends receivable	62,232	144,925
Total Assets	71,453,224	179,140,488
LIABILITIES:
Variation margin payable on open futures contracts	620	429
Accrued expenses and other payables:
Investment advisory fees	30,882	80,179
Total Liabilities	31,502	80,608
Net Assets	71,421,722	179,059,880
NET ASSETS CONSIST OF:
Capital	$78,068,573	$184,066,402
Total distributable earnings/(loss)	(6,646,851)	(5,006,522)
Net Assets	$71,421,722	$179,059,880

Shares Outstanding (unlimited shares authorized, no par value):	2,350,000	5,350,000
Net asset value per share:	$30.39	$33.47

See notes to financial statements.

Statements of Assets and Liabilities - continued

December 31, 2022

Timothy Plan

	Timothy Plan High Dividend Stock ETF	Timothy Plan International ETF
ASSETS:
Investments, at value (Cost $174,814,613 and $79,664,748)	$178,002,735	$76,229,797
Foreign currency, at value (Cost $— and $7,889)	—	7,889
Cash	721,955	364,479
Deposits with broker for futures contracts	56,696	68,457
Interest and dividends receivable	285,387	147,659
Reclaims receivable	—	124,196
Total Assets	179,066,773	76,942,477
LIABILITIES:
Payable for investments purchased	—	23,024
Variation margin payable on open futures contracts	429	4,020
Accrued expenses and other payables:
Investment advisory fees	80,314	40,349
Total Liabilities	80,743	67,393
Net Assets	178,986,030	76,875,084
NET ASSETS CONSIST OF:
Capital	$187,610,575	$88,548,288
Total distributable earnings/(loss)	(8,624,545)	(11,673,204)
Net Assets	$178,986,030	$76,875,084

Shares Outstanding (unlimited shares authorized, no par value):	5,750,000	3,300,000
Net asset value per share:	$31.13	$23.30

See notes to financial statements.

Statements of Assets and Liabilities - continued

December 31, 2022

Timothy Plan

	Timothy Plan US Large/Mid Cap Core Enhanced ETF	Timothy Plan High Dividend Stock Enhanced ETF
ASSETS:
Investments, at value (Cost $70,007,245 and $68,216,532)	$69,981,204	$67,906,268
Deposits with broker for futures contracts	41,443	62,348
Interest and dividends receivable	69,472	117,729
Total Assets	70,092,119	68,086,345
LIABILITIES:
Variation margin payable on open futures contracts	1,075	1,075
Accrued expenses and other payables:
Investment advisory fees	31,483	30,478
Total Liabilities	32,558	31,553
Net Assets	70,059,561	68,054,792
NET ASSETS CONSIST OF:
Capital	$76,092,937	$75,587,962
Total distributable earnings/(loss)	(6,033,376)	(7,533,170)
Net Assets	$70,059,561	$68,054,792

Shares Outstanding (unlimited shares authorized, no par value):	2,950,000	2,900,000
Net asset value per share:	$23.75	$23.47

See notes to financial statements.

Statements of Operations

For the Year Ended December 31, 2022

Timothy Plan

	Timothy Plan US Small Cap Core ETF	Timothy Plan US Large/Mid Cap Core ETF
Investment Income:
Dividend income	$912,260	$2,531,496
Interest income	266	780
Foreign tax withholding	(957)	(1,238)
Total Income	911,569	2,531,038
Expenses:
Investment advisory fees	295,091	852,887
Total Expenses	295,091	852,887
Net Investment Income (Loss)	616,478	1,678,151
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(2,924,599)	(5,025,036)
Net realized gains (losses) from in-kind transactions	906,789	8,685,380
Net realized gains (losses) from futures contracts	(34,698)	(147,588)
Net change in unrealized appreciation/depreciation on investments	(6,766,212)	(27,550,200)
Net change in unrealized appreciation/depreciation on futures contracts	(560)	(8,991)
Net realized/unrealized (losses) on investments	(8,819,280)	(24,046,435)
Change in net assets resulting from operations	$(8,202,802)	$(22,368,284)

See notes to financial statements.

Statements of Operations - continued

For the Year Ended December 31, 2022

Timothy Plan

	Timothy Plan High Dividend Stock ETF	Timothy Plan International ETF
Investment Income:
Dividend income	$4,610,305	$3,005,436
Interest income	857	30
Foreign tax withholding	(970)	(428,506)
Total Income	4,610,192	2,576,960
Expenses:
Investment advisory fees	843,066	477,791
Total Expenses	843,066	477,791
Net Investment Income (Loss)	3,767,126	2,099,169
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments and foreign currency transactions	(2,786,577)	(7,610,886)
Net realized gains (losses) from in-kind transactions	11,275,932	2,119,281
Net realized gains (losses) from futures contracts	(189,954)	(74,738)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(15,903,968)	(13,288,225)
Net change in unrealized appreciation/depreciation on futures contracts	(20,614)	(7,628)
Net realized/unrealized (losses) on investments	(7,625,181)	(18,862,196)
Change in net assets resulting from operations	$(3,858,055)	$(16,763,027)

See notes to financial statements.

Statements of Operations - continued

For the Year Ended December 31, 2022

Timothy Plan

	Timothy Plan US Large/Mid Cap Core Enhanced ETF	Timothy Plan High Dividend Stock Enhanced ETF
Investment Income:
Dividend income	$1,079,972	$1,754,729
Interest income	3,945	608
Foreign tax withholding	(309)	(373)
Total Income	1,083,608	1,754,964
Expenses:
Investment advisory fees	358,953	313,456
Total Expenses	358,953	313,456
Net Investment Income (Loss)	724,655	1,441,508
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments	(5,928,851)	(7,215,962)
Net realized gains (losses) from in-kind transactions	30,859	1,841,285
Net realized gains (losses) from futures contracts	(46,964)	(27,677)
Net change in unrealized appreciation/depreciation on investments	(3,085,404)	(2,330,726)
Net change in unrealized appreciation/depreciation on futures contracts	2,396	(4,613)
Net realized/unrealized (losses) on investments	(9,027,964)	(7,737,693)
Change in net assets resulting from operations	$(8,303,309)	$(6,296,185)

See notes to financial statements.

Statements of Changes in Net Assets

Timothy Plan

	Timothy Plan US Small Cap Core ETF		Timothy Plan US Large/ Mid Cap Core ETF
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$616,478	$593,551	$1,678,151	$1,244,250
Net realized gains (losses)	(2,052,508)	9,167,013	3,512,756	33,735,791
Net change in unrealized appreciation/depreciation	(6,766,772)	1,532,831	(27,559,191)	7,145,662
Change in net assets resulting from operations	(8,202,802)	11,293,395	(22,368,284)	42,125,703
Distributions to Shareholders:
Distributions	(611,312)	(612,920)	(1,744,329)	(1,212,586)
Change in net assets resulting from distributions to shareholders	(611,312)	(612,920)	(1,744,329)	(1,212,586)
Change in net assets resulting from capital transactions	23,444,251	14,242,606	35,032,028	(36,676,713)
Change in net assets	14,630,137	24,923,081	10,919,415	4,236,404
Net Assets:
Beginning of period	56,791,585	31,868,504	168,140,465	163,904,061
End of period	$71,421,722	$56,791,585	$179,059,880	$168,140,465
Capital Transactions:
Proceeds from shares issued	$29,554,740	$44,341,921	$72,349,537	$78,358,551
Cost of shares redeemed	(6,110,489)	(30,099,315)	(37,317,509)	(115,035,264)
Change in net assets resulting from capital transactions	$23,444,251	$14,242,606	$35,032,028	$(36,676,713)

Share Transactions:
Issued	950,000	1,350,000	2,100,000	2,250,000
Redeemed	(200,000)	(900,000)	(1,100,000)	(3,200,000)
Change in Shares	750,000	450,000	1,000,000	(950,000)

See notes to financial statements.

Statements of Changes in Net Assets - continued

Timothy Plan

	Timothy Plan High Dividend Stock ETF		Timothy Plan International ETF
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$3,767,126	$2,789,515	$2,099,169	$1,568,906
Net realized gains (losses)	8,299,401	22,658,204	(5,566,343)	4,255,008
Net change in unrealized appreciation/depreciation	(15,924,582)	8,214,547	(13,295,853)	1,608,467
Change in net assets resulting from operations	(3,858,055)	33,662,266	(16,763,027)	7,432,381
Distributions to Shareholders:
Distributions	(3,952,230)	(2,718,477)	(1,877,299)	(1,960,152)
Change in net assets resulting from distributions to shareholders	(3,952,230)	(2,718,477)	(1,877,299)	(1,960,152)
Change in net assets resulting from capital transactions	55,213,923	(22,272,015)	12,688,674	5,854,096
Change in net assets	47,403,638	8,671,774	(5,951,652)	11,326,325
Net Assets:
Beginning of period	131,582,392	122,910,618	82,826,736	71,500,411
End of period	$178,986,030	$131,582,392	$76,875,084	$82,826,736
Capital Transactions:
Proceeds from shares issued	$118,769,570	$78,541,688	$33,869,369	$17,679,875
Cost of shares redeemed	(63,555,647)	(100,813,703)	(21,180,695)	(11,825,779)
Change in net assets resulting from capital transactions	$55,213,923	$(22,272,015)	$12,688,674	$5,854,096

Share Transactions:
Issued	3,700,000	2,650,000	1,300,000	600,000
Redeemed	(2,000,000)	(3,350,000)	(850,000)	(400,000)
Change in Shares	1,700,000	(700,000)	450,000	200,000

See notes to financial statements.

Statements of Changes in Net Assets - continued

Timothy Plan

	Timothy Plan US Large/Mid Cap Core Enhanced ETF		Timothy Plan High Dividend Stock Enhanced ETF
	For the Year Ended December 31, 2022	For the Period July 29, 2021(a) through December 31, 2021	For the Year Ended December 31, 2022	For the Period July 29, 2021(a) through December 31, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$724,655	$153,122	$1,441,508	$271,068
Net realized gains (losses)	(5,944,956)	39,554	(5,402,354)	37,471
Net change in unrealized appreciation/depreciation	(3,083,008)	3,057,496	(2,335,339)	2,020,462
Change in net assets resulting from operations	(8,303,309)	3,250,172	(6,296,185)	2,329,001
Distributions to Shareholders:
Distributions	(812,493)	(155,733)	(1,626,064)	(314,041)
From return of capital:	(31,102)	—	—	—
Change in net assets resulting from distributions to shareholders	(843,595)	(155,733)	(1,626,064)	(314,041)
Change in net assets resulting from capital transactions	9,879,040	66,232,986	28,896,178	45,065,903
Change in net assets	732,136	69,327,425	20,973,929	47,080,863
Net Assets:
Beginning of period	69,327,425	—	47,080,863	—
End of period	$70,059,561	$69,327,425	$68,054,792	$47,080,863
Capital Transactions:
Proceeds from shares issued	$11,041,046	$67,531,288	$50,702,912	$45,065,903
Cost of shares redeemed	(1,162,006)	(1,298,302)	(21,806,735)	—
Change in net assets resulting from capital transactions	$9,879,040	$66,232,986	$28,896,177	$45,065,903

Share Transactions:
Issued	450,000	2,600,000	2,000,000	1,750,000
Redeemed	(50,000)	(50,000)	(850,000)	—
Change in Shares	400,000	2,550,000	1,150,000	1,750,000

(a)	Commencement of operations.

See notes to financial statements.

Financial Highlights

For a Share Outstanding Throughout Each Period

Timothy Plan

	Timothy Plan US Small Cap Core ETF
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the period December 3, 2019(a) to December 31, 2019
Net Asset Value, Beginning of Period	$35.49	$27.71	$25.55	$24.73
Investment Activities:
Net Investment Income (Loss)(b)	0.34	0.40	0.32	0.02
Net Realized and Unrealized Gains (Losses)	(5.11)	7.78	2.15	0.82
Total from Investment Activities	(4.77)	8.18	2.47	0.84
Distributions to Shareholders:
Net Investment Income	(0.33)	(0.40)	(0.31)	(0.02)
Total Distributions	(0.33)	(0.40)	(0.31)	(0.02)
Net Asset Value, End of Period	$30.39	$35.49	$27.71	$25.55
Total Return(c)	(13.45%)	29.62%	9.99%	3.39%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	1.09%	1.20%	1.45%	0.89%
Net Assets, End of Period (000’s)	$71,422	$56,792	$31,869	$10,222
Portfolio Turnover(c)(e)	59%	57%	78%	—

Amounts designated as “—” are 0 or have been rounded to 0.

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes impact of in-kind transactions.

See notes to financial statements.

Financial Highlights - continued

For a Share Outstanding Throughout Each Period

Timothy Plan

	Timothy Plan US Large/Mid Cap Core ETF
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the period May 1, 2019(a) to December 31, 2019
Net Asset Value, Beginning of Period	$38.65	$30.93	$27.23	$25.16
Investment Activities:
Net Investment Income (Loss)(b)	0.35	0.24	0.23	0.21
Net Realized and Unrealized Gains (Losses)	(5.17)	7.72	3.72	2.04
Total from Investment Activities	(4.82)	7.96	3.95	2.25
Distributions to Shareholders:
Net Investment Income	(0.36)	(0.24)	(0.25)	(0.18)
Total Distributions	(0.36)	(0.24)	(0.25)	(0.18)
Net Asset Value, End of Period	$33.47	$38.65	$30.93	$27.23
Total Return(c)	(12.48%)	25.82%	14.67%	9.01%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	1.02%	0.69%	0.88%	1.22%
Net Assets, End of Period (000’s)	$179,060	$168,140	$163,904	$134,795
Portfolio Turnover(c)(e)	26%	27%	45%	17%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes impact of in-kind transactions.

See notes to financial statements.

Financial Highlights - continued

For a Share Outstanding Throughout Each Period

Timothy Plan

	Timothy Plan High Dividend Stock ETF
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the period May 1, 2019(a) to December 31, 2019
Net Asset Value, Beginning of Period	$32.49	$25.88	$26.89	$25.10
Investment Activities:
Net Investment Income (Loss)(b)	0.73	0.61	0.57	0.48
Net Realized and Unrealized Gains (Losses)	(1.35)	6.60	(0.96)	1.74
Total from Investment Activities	(0.62)	7.21	(0.39)	2.22
Distributions to Shareholders:
Net Investment Income	(0.74)	(0.60)	(0.62)	(0.43)
Total Distributions	(0.74)	(0.60)	(0.62)	(0.43)
Net Asset Value, End of Period	$31.13	$32.49	$25.88	$26.89
Total Return(c)	(1.88%)	28.10%	(1.17%)	9.00%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	2.32%	2.07%	2.45%	2.81%
Net Assets, End of Period (000’s)	$178,986	$131,582	$122,911	$94,132
Portfolio Turnover(c)(e)	42%	43%	68%	23%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes impact of in-kind transactions.

See notes to financial statements.

Financial Highlights - continued

For a Share Outstanding Throughout Each Period

Timothy Plan

	Timothy Plan International ETF
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the period December 3, 2019(a) to December 31, 2019
Net Asset Value, Beginning of Period	$29.06	$26.98	$25.58	$24.80
Investment Activities:
Net Investment Income (Loss)(b)	0.66	0.56	0.47	0.04
Net Realized and Unrealized Gains (Losses)	(5.82)	2.21	1.40	0.77
Total from Investment Activities	(5.16)	2.77	1.87	0.81
Distributions to Shareholders:
Net Investment Income	(0.60)	(0.69)	(0.47)	(0.03)
Total Distributions	(0.60)	(0.69)	(0.47)	(0.03)
Net Asset Value, End of Period	$23.30	$29.06	$26.98	$25.58
Total Return(c)	(17.80%)	10.34%	7.66%	3.25%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.62%	0.62%	0.62%	0.62%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	2.72%	1.94%	1.98%	1.99%
Net Assets, End of Period (000’s)	$76,875	$82,827	$71,500	$23,018
Portfolio Turnover(c)(e)	39%	42%	63%	12%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes impact of in-kind transactions.

See notes to financial statements.

Financial Highlights - continued

For a Share Outstanding Throughout Each Period

Timothy Plan

	Timothy Plan US Large/Mid Cap Core Enhanced ETF
	For the Year Ended December 31, 2022		For the period July 29, 2021(a) to December 31, 2021
Net Asset Value, Beginning of Period	$27.19		$25.00
Investment Activities:
Net Investment Income (Loss)(b)	0.25		0.11
Net Realized and Unrealized Gains (Losses)	(3.40)		2.16
Total from Investment Activities	(3.15)		2.27
Distributions to Shareholders:
Net Investment Income	(0.28)		(0.08)
Return of Capital	(0.01)		—
Total Distributions	(0.29)		(0.08)
Net Asset Value, End of Period	$23.75		$27.19
Total Return(c)	(11.58%)		9.09%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%		0.51%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	1.05%		1.00%
Net Assets, End of Period (000’s)	$70,060		$69,327
Portfolio Turnover(c)(e)	155	%(f)	13%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes impact of in-kind transactions.
(f)	Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

See notes to financial statements.

Financial Highlights - continued

For a Share Outstanding Throughout Each Period

Timothy Plan

	Timothy Plan High Dividend Stock Enhanced ETF
	For the Year Ended December 31, 2022		For the period July 29, 2021(a) to December 31, 2021
Net Asset Value, Beginning of Period	$26.90		$25.00
Investment Activities:
Net Investment Income (Loss)(b)	0.60		0.28
Net Realized and Unrealized Gains (Losses)	(3.37)		1.86
Total from Investment Activities	(2.77)		2.14
Distributions to Shareholders:
Net Investment Income	(0.66)		(0.24)
Total Distributions	(0.66)		(0.24)
Net Asset Value, End of Period	$23.47		$26.90
Total Return(c)	(10.44%)		8.59%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%		0.51%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	2.39%		2.50%
Net Assets, End of Period (000’s)	$68,055		$47,081
Portfolio Turnover(c)(e)	191	%(f)	16%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes impact of in-kind transactions.
(f)	Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

See notes to financial statements.

Notes to Financial Statements

December 31, 2022

Timothy Plan

1. ORGANIZATION:

The Timothy Plan (the “Trust”) was organized pursuant to a trust agreement dated December 16, 1993 as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company and thus is determined to be an investment company for accounting purposes. The Trust follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust is comprised of multiple series funds, six of which are exchange-traded funds (“ETFs”), and are authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each ETF is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the Timothy Plan US Small Cap Core ETF (“US Small Cap Core ETF”), Timothy Plan US Large/Mid Cap Core ETF (“US Large/Mid Cap Core ETF”), Timothy Plan High Dividend Stock ETF (“High Dividend Stock ETF”), Timothy Plan International ETF (“International ETF”), Timothy Plan US Large/Mid Cap Core Enhanced ETF (“US Large/Mid Cap Core Enhanced ETF”), and Timothy Plan High Dividend Stock Enhanced ETF (“High Dividend Stock Enhanced ETF”) (individually, a “Fund” and collectively, the “Funds”). The Funds seek to provide investment results that track the performance of an underlying index, before fees and expenses. The underlying indices for the US Small Cap Core ETF, US Large/Mid Cap Core ETF, High Dividend Stock ETF, International ETF, US Large/ Mid Cap Core Enhanced ETF, and High Dividend Stock Enhanced ETF are the Victory US Small Cap Volatility Weighted BRI Index, Victory US Large/Mid Cap Volatility Weighted BRI Index, Victory US Large Cap High Dividend Volatility Weighted BRI Index, Victory International Volatility Weighted BRI Index, Victory US Large/Mid Cap Long/Cash Volatility Wtd BRI Index, and Victory US Large Cap High Div Long/Cash Vol Wtd BRI Index (individually, an “Index” and collectively, the “Indices”), respectively. The remaining series funds are presented in separate annual reports.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Shares of the Funds are listed and traded on the New York Stock Exchange (“NYSE” or the “Exchange”). The Funds’ shares are offered at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit”). The Funds will issue and redeem Creation Units principally in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus transaction fees (“Transaction Fees”) as further described below. Shares trade on the Exchange at market prices that may be below, at, or above NAV.

Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a DTC participant

Notes to Financial Statements - continued

December 31, 2022

Timothy Plan

and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund.

The Funds reserve the right to offer creations and redemptions of Shares for cash. In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Transaction Fees include a fixed fee (“Fixed Fee”) payable to the Custodian (“Citibank N.A.”), which is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction. Transaction Fees may also include an additional variable charge (“Variable Charge”) for purchases and redemptions of Creation Units for cash or involving cash-in-lieu, to compensate each Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions. Under certain circumstances, the Transaction Fees may be waived or adjusted. In such cases, the Authorized Participant will reimburse each Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by each Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of each Fund. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Paid-In-Capital.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services.

The Transaction Fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
US Small Cap Core ETF	$250	2.00%
US Large/Mid Cap Core ETF	$500	2.00%
High Dividend Stock ETF	$250	2.00%
International ETF	$4,500	2.00%
US Large/Mid Cap Core Enhanced ETF	$500	2.00%
High Dividend Stock Enhanced ETF	$250	2.00%

*	As a percentage of the amount invested.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

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●	Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including common stocks and American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by valuation designee and under the general supervision and oversight of the Trust’s Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of December 31, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

US Small Cap Core ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$71,225,786	$—	$—	$71,225,786
Total Investment Securities	71,225,786	—	—	71,225,786
Other Financial Instruments*
Futures Contracts	(1,779)	—	—	(1,779)
Total Investments	$71,224,007	$—	$—	$71,224,007

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US Large/Mid Cap Core ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$178,290,875	$—	$—	$178,290,875
Rights	$—	$—	$1,574	$1,574
Total Investment Securities	178,290,875	—	1,574	178,292,449
Other Financial Instruments*
Futures Contracts	1,459	—	—	1,459
Total Investments	$178,292,334	$—	$1,574	$178,293,908

High Dividend Stock ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$178,002,735	$—	$—	$178,002,735
Total Investment Securities	178,002,735	—	—	178,002,735
Other Financial Instruments*
Futures Contracts	(12,939)	—	—	(12,939)
Total Investments	$177,989,796	$—	$—	$177,989,796

International ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$76,210,841	$—	$18,956	$76,229,797
Total Investment Securities	76,210,841	—	18,956	76,229,797
Other Financial Instruments*
Futures Contracts	(3,956)	—	—	(3,956)
Total Investments	$76,206,885	$—	$18,956	$76,225,841

US Large/Mid Cap Core Enhanced ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$69,632,770	$—	$—	$69,632,770
Investment Companies	$347,813	$—	$—	$347,813
Rights	$—	$—	$621	$621
Total Investment Securities	69,980,583	—	621	69,981,204
Other Financial Instruments*
Futures Contracts	529	—	—	529
Total Investments	$69,981,112	$—	$621	$69,981,733

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High Dividend Stock Enhanced ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$67,570,498	$—	$—	$67,570,498
Investment Companies	$335,770	$—	$—	$335,770
Total Investment Securities	67,906,268	—	—	67,906,268
Other Financial Instruments*
Futures Contracts	(4,613)	—	—	(4,613)
Total Investments	$67,901,655	$—	$—	$67,901,655

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally at the unrealized appreciation/(depreciation) on the instrument.

For the year ended December 31, 2022, there were no transfers into/out of Level 3 for US Small Cap Core ETF, High Dividend Stock ETF and High Dividend Stock Enhanced ETF and there were no significant changes into/out of Level 3 for US Large/Mid Cap Core ETF and US Large/Mid Cap Core Enhanced ETF. The transfers into Level 3 investments for the International ETF were immaterial, although the change in unrealized appreciation/(depreciation) on these investments was $(216,343). These securities were impacted by the invasion of Ukraine and sanctions on market conditions in Russia.

Real Estate Investment Trusts (“REITs”):

The Funds may invest in REITs which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.

Futures Contracts:

During the year ended December 31, 2022, the Funds used futures contracts to provide market exposure on the Funds’ cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range

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upward from less than 5% of the value of the contract being traded. Deposits for futures for the Funds are reported as Deposits with broker for futures contracts on the Statements of Assets and Liabilities. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. These subsequent payments, called “Variation Margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Funds recorded a payable or receivable on variation margin. The Funds expect to earn interest income on its margin deposits. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Realized gains and losses are reported as “Net realized gains (losses) from futures transactions” on the Statements of Operations.

Average Notional Value

The table below summarizes the monthly average notional value of futures contracts for the year ended December 31, 2022.

Fund	Average Notional Value
US Small Cap Core ETF	$231,669
US Large/Mid Cap Core ETF	$644,133
High Dividend Stock ETF	$768,728
International ETF	$331,811
US Large/Mid Cap Core Enhanced ETF	$294,517
High Dividend Stock Enhanced ETF	$458,315

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2022:

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure:
US Small Cap Core ETF	$—	$1,779
US Large/Mid Cap Core ETF	1,459	—
High Dividend Stock ETF	—	12,939
International ETF	—	3,956
US Large/Mid Cap Core Enhanced ETF	529	—
High Dividend Stock Enhanced ETF	—	4,613

*

For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation margin on futures contracts.

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The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended December 31, 2022:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized as a Result from Operations
	Net realized gains (losses) from futures transactions	Net Change in unrealized appreciation (depreciation) on futures transactions
Equity Risk Exposure:
US Small Cap Core ETF	$(34,698)	$(560)
US Large/Mid Cap Core ETF	(147,588)	(8,991)
High Dividend Stock ETF	(189,954)	(20,614)
International ETF	(74,738)	(7,628)
US Large/Mid Cap Core Enhanced ETF	(46,964)	2,396
High Dividend Stock Enhanced ETF	(27,677)	(4,613)

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid monthly by the Funds. Distributable net realized gains, if any, are declared and distributed at least annually by each Fund.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition “temporary difference”), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

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Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. Each Fund identifies its major tax jurisdiction as U.S. Federal.

As of and during the year ended December 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year, the Funds did not incur any interest or penalties. For the current open tax year, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

3. PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and in-kind transactions associated with purchases and sales for the year ended December 31, 2022 were as follows:

	Excluding in-kind transactions		Associated with in-kind transactions
Fund	Purchases	Sales	Purchases	Sales
US Small Cap Core ETF	$33,454,805	$33,378,024	$29,421,953	$6,082,277
US Large/Mid Cap Core ETF	43,213,493	43,065,714	71,983,322	37,267,313
High Dividend Stock ETF	67,237,193	67,127,461	118,122,363	63,240,577
International ETF	32,022,230	30,031,493	30,625,362	20,198,621
US Large/Mid Cap Core Enhanced ETF	69,795,074	67,180,809	7,419,889	570,206
High Dividend Stock Enhanced ETF	103,094,758	97,091,137	40,737,330	18,281,843

For the year ended December 31, 2022, there were no purchases or sales of U.S. Government Securities.

4. FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER PARTIES:

Timothy Partners, Ltd. (“TPL” or the “Advisor”), a Florida limited partnership, serves as the Funds’ investment advisor pursuant to an Investment Advisory Agreement. Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Funds. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate. The Advisor receives a fee for its services, (the “Management Fee”). From the Management Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration and accounting, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Advisor’s Management Fee is designed to cause substantially all of the Funds’ expenses to be paid and to compensate the Advisor for providing services for the Funds. US Large/Mid Cap Core ETF, US Small Cap Core ETF, High Dividend Stock ETF, US Large/Mid Cap Core Enhanced ETF, and High Dividend Stock Enhanced ETF pay a Management Fee equivalent to 0.52% and International ETF pays a Management Fee equivalent to 0.62% of the Fund’s average daily net assets, computed daily and paid monthly.

Victory Capital Management, Inc., a New York corporation, serves as the Funds’ sub-advisor pursuant to a written sub-advisory agreement with the Advisor and receives fees from the Advisor for these services.

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Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust. Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, N.A., acts as the Funds’ administrator and fund accountant pursuant to a Services Agreement with the Trust.

Foreside Fund Services, LLC (“Foreside”) serves as the Funds’ distributor.

Drake Compliance LLC provides compliance services to the Trust.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Advisor.

5. INVESTMENT RISKS:

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. Each Fund may be subject to other risks in addition to these identified risks.

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Excluded Security Risk

Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. Biblically Responsible Investing (“BRI”) may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI screening criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Market Risk

The prices of the securities, particularly the common stocks, in which the Funds invest, may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of a Fund’s holdings to fall as part of a broad market decline. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by a Fund.

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6. FEDERAL INCOME TAX INFORMATION:

As of December 31, 2022, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Small Cap Core ETF	$71,102,583	$137,188	$(13,985)	$123,203
US Large/Mid Cap Core ETF	170,452,519	17,067,022	(9,227,092)	7,839,930
High Dividend Stock ETF	174,800,140	11,356,724	(8,154,129)	3,202,595
International ETF	80,157,764	3,884,558	(7,812,525)	(3,927,967)
US Large/Mid Cap Core Enhanced ETF	71,137,149	2,195,305	(3,351,250)	(1,155,945)
High Dividend Stock Enhanced ETF	68,762,675	1,553,446	(2,409,853)	(856,407)

The tax characteristics of distributions paid to shareholders during the year ended December 31, 2022 were as follows:

	Year Ended December 31, 2022
	Distributions Paid From:
Fund	Ordinary Income	Total Taxable Distributions	Return of Capital	Total Distributions Paid
US Small Cap Core ETF	$611,312	$611,312	$—	$611,312
US Large/Mid Cap Core ETF	1,744,329	1,744,329	—	1,744,329
High Dividend Stock ETF	3,952,230	3,952,230	—	3,952,230
International ETF	1,877,299	1,877,299	—	1,877,299
US Large/Mid Cap Core Enhanced ETF	812,493	812,493	31,102	843,595
High Dividend Stock Enhanced ETF	1,626,064	1,626,064	—	1,626,064

The tax characteristics of distributions paid to shareholders during the year ended December 31, 2021 were as follows:

	Year Ended December 31, 2021
	Distributions Paid From:
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
US Small Cap Core ETF	$612,920	$—	$612,920	$612,920
US Large/Mid Cap Core ETF	1,212,586	—	1,212,586	1,212,586
High Dividend Stock ETF	2,718,477	—	2,718,477	2,718,477
International ETF	1,960,152	—	1,960,152	1,960,152
US Large/Mid Cap Core Enhanced ETF	155,733	—	155,733	155,733
High Dividend Stock Enhanced ETF	312,855	1,186	314,041	314,041

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As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings/(Deficit)
US Small Cap Core ETF	$22,991	$22,991	$(6,793,045)	$123,203	$(6,646,851)
US Large/Mid Cap Core ETF	—	—	(12,846,452)	7,839,930	(5,006,522)
High Dividend Stock ETF	—	—	(11,827,140)	3,202,595	(8,624,545)
International ETF	—	—	(7,743,605)	(3,929,599)**	(11,673,204)
US Large/Mid Cap Core Enhanced ETF	—	—	(4,877,431)	(1,155,945)	(6,033,376)
High Dividend Stock Enhanced ETF	—	—	(6,676,763)	(856,407)	(7,533,170)

*

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, futures mark to market, return of capital from underlying investments and passive foreign investment company mark to market.

**	The amount includes $(1,632) of unrealized depreciation on foreign currency translation.

At December 31, 2022, the Funds had net capital loss carry forwards (“CLCFs”) for federal income tax purposes which are available to reduce the future capital gain distributions to shareholders.

CLCFs not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
US Small Cap Core ETF	$5,695,927	$1,097,118	$6,793,045
US Large/Mid Cap Core ETF	8,074,621	4,771,831	12,846,452
High Dividend Stock ETF	8,487,981	3,339,159	11,827,140
International ETF	4,240,125	3,503,480	7,743,605
US Large/Mid Cap Core Enhanced ETF	4,540,927	336,504	4,877,431
High Dividend Stock Enhanced ETF	6,579,093	97,670	6,676,763

As of December 31, 2022, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences primarily attributable to the accounting for applicable in-kind redemptions and designation of dividends paid were reclassified between the individual components of total distributable earnings (loss) as follows:

Fund	Total Accumulated Earnings/(Loss)	Capital
US Small Cap Core ETF	$(900,212)	$900,212
US Large/Mid Cap Core ETF	(8,705,773)	8,705,773
High Dividend Stock ETF	(11,346,420)	11,346,420
International ETF	(1,870,121)	1,870,121
US Large/Mid Cap Core Enhanced ETF	59,784	(59,784)
High Dividend Stock Enhanced ETF	(1,629,779)	1,629,779

7. SUBSEQUENT EVENTS:

Management has evaluated subsequent events through the date these financial statements were issued.

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Distributions

Subsequent to year end, in 2023, the Funds declared and paid, respectively, a distribution from ordinary income for the following amounts:

Fund	01/12/2023	02/10/2023
US Small Cap Core ETF	$—	$58,488
US Large/Mid Cap Core ETF	1,619	49,217
High Dividend Stock ETF	14,631	177,643
International ETF	—	55,458
US Large/Mid Cap Core Enhanced ETF	—	143,459
High Dividend Stock Enhanced ETF	5,670	65,953

Report of Independent Registered Public Accounting Firm

Timothy Plan

To the Shareholders and Board of Trustees of
The Timothy Plan

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of The Timothy Plan comprising the funds listed below (the “Funds”) as of December 31, 2022, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Timothy Plan US Small Cap Core ETF Timothy Plan International ETF	For the year ended December 31, 2022	For the years ended December 31, 2022 and 2021	For the years ended December 31, 2022, 2021 and 2020, and for the period from December 3, 2019 (commencement of operations) through December 31, 2019
Timothy Plan US Large/Mid Cap Core ETF Timothy Plan High Dividend Stock ETF	For the year ended December 31, 2022	For the years ended December 31, 2022 and 2021	For the years ended December 31, 2022, 2021 and 2020, and for the period from May 1, 2019 (commencement of operations) through December 31, 2019
Timothy Plan US Large/Mid Cap Core Enhanced ETF Timothy Plan High Dividend Stock Enhanced ETF	For the year ended December 31, 2022	For the year ended December 31, 2022 and for the period from July 29, 2021 (commencement of operations) through December 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were

Report of Independent Registered Public Accounting Firm - continued

Timothy Plan

not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor of one or more investment companies advised by Timothy Partners, Ltd., since 2005.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 28, 2023

Other Information (Unaudited)

December 31, 2022

Timothy Plan

Additional Tax Information

For the year ended December 31, 2022, the Funds paid qualified dividend income for the purposes of reduced individual federal income tax rates of:

Fund	Amount
US Small Cap Core ETF	100%
US Large/Mid Cap Core ETF	100%
High Dividend Stock ETF	100%
International ETF	100%
US Large/Mid Cap Core Enhanced ETF	78%
High Dividend Stock Enhanced ETF	100%

Dividends qualified for corporate dividends received deductions of:

Fund	Amount
US Small Cap Core ETF	100%
US Large/Mid Cap Core ETF	100%
High Dividend Stock ETF	100%
US Large/Mid Cap Core Enhanced ETF	78%
High Dividend Stock Enhanced ETF	100%

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on December 31, 2022, were as follows:

	Foreign Source Income	Foreign Tax Expense
International ETF	$0.91	$0.13

Premium/Discount Information

The Funds’ website at https://timothyplan.com shows the previous day’s closing NAV and closing market price for each Fund’s ETF Shares. The website also discloses, in the Premium/Discount section of each Fund’s page, how frequently each Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

Proxy Voting and Form N-PORT Information

Proxy Voting:

Information regarding the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC’s website at www.sec.gov.

Other Information (Unaudited) - continued

December 31, 2022

Timothy Plan

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N- PORT. Forms N- PORT are available on the SEC’s website at www.sec.gov.

Expense Examples:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire periods presented below.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 7/1/22	Actual Ending Account Value 12/31/22	Hypothetical Ending Account Value 12/31/22	Actual Expenses Paid During Period 7/1/22 - 12/31/22*	Hypothetical Expenses Paid During Period 7/1/22 - 12/31/22*	Annualized Expense Ratio During Period 7/1/22 - 12/31/22
US Small Cap Core ETF
ETF Shares	$1,000	$1,056.20	$1,022.58	$2.70	$2.65	0.52%

US Large/Mid Cap Core ETF
ETF Shares	$1,000	$1,074.50	$1,022.58	$2.72	$2.65	0.52%

High Dividend Stock ETF
ETF Shares	$1,000	$1,062.30	$1,022.58	$2.70	$2.65	0.52%

International ETF
ETF Shares	$1,000	$1,034.30	$1,022.08	$3.18	$3.16	0.62%

US Large/Mid Cap Core Enhanced ETF
ETF Shares	$1,000	$1,020.40	$1,022.58	$2.65	$2.65	0.52%

High Dividend Stock Enhanced ETF
ETF Shares	$1,000	$969.30	$1,022.58	$2.58	$2.65	0.52%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Trustees and Principal Executive Officers of the Trust (Unaudited)

December 31, 2022

Timothy Plan

The Trustees and Principal Executive Officers of the Trust and their principal occupations for the past five years are listed as follows:

INTERESTED TRUSTEES

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS	DIRECTORSHIPS HELD BY TRUSTEE
Arthur D. Ally[1] 1055 Maitland Center Commons Maitland, FL 32751 Born: 1942	Trustee, Chairman, President, and Treasurer	Indefinite; Trustee and President since 1994	20

President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment Advisor and principal underwriter to each Fund. CFI is also the managing general partner of TPL.

					None
Mathew D. Staver[2] 1055 Maitland Center Commons Maitland, FL 32751 Born: 1956	Trustee	Indefinite; Trustee since 2000	20

An attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.

					None
Patrice Tsague[3] 1055 Maitland Center Commons Maitland, FL 32751 Born: 1973	Trustee	Indefinite; Trustee since 2011	20	President and Chief Servant Officer of the Nehemiah Project International Ministries Inc. since 1999.	None

1.	Mr. Ally is an “interested” Trustee, as defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.
2.	Mr. Staver is an “interested” Trustee, as defined in the 1940 Act, because he has a limited partnership interest in TPL.
3.	Mr. Tsague is an “interested” Trustee, as defined in the 1940 Act, because of a charitable relationship with TPL.

Trustees and Principal Executive Officers of the Trust (Unaudited) - continued

December 31, 2022

Timothy Plan

INDEPENDENT TRUSTEES

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS	DIRECTORSHIPS HELD BY TRUSTEE
Richard W. Copeland 1055 Maitland Center Commons Maitland, FL 32751 Born: 1947	Trustee	Indefinite; Trustee since 2005	20

Retired. Associate Professor of Law Stetson University. Retired Principal of Copeland & Covert, Attorneys at Law, specializing in tax and estate planning. B.A. from Mississippi College, JD from the University of Florida and LLM Taxation from the University of Miami.

					None
Deborah Honeycutt 1055 Maitland Center Commons Maitland, FL 32751 Born: 1947	Trustee	Indefinite; Trustee since 2010	20

Dr. Honeycutt is a licensed physician currently serving as Medical Director of Clayton State University Health Services in Morrow, GA, CEO of Minority Health Services in Atlanta, and as a volunteer at Good Shepherd Clinic. Dr. Honeycutt received her B.A. and M.D. at the University of Illinois.

					None
Bill Johnson 1055 Maitland Center Commons Maitland, FL 32751 Born: 1946	Trustee	Indefinite; Trustee since 2005	20

President (and Founder) of the American Decency Association, Freemont, MI, since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Master of Religious Education from Grand Rapids Baptist Seminary.

					None
John C. Mulder 1055 Maitland Center Commons Maitland, FL 32751 Born: 1950	Trustee	Indefinite; Trustee since 2005	20

President of WaterStone (FKA the Christian Community Foundation and National Foundation) since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from the University of Chicago.

					None
Scott Preissler, Ph.D. 1055 Maitland Center Commons Maitland, FL 32751 Born: 1960	Trustee	Indefinite; Trustee since 2004	20

Scott Preissler, Ph.D., is the Executive Director of Friendship Christian School in Suwanee, Georgia and The National Center for Stewardship & Generosity. He is a former professor and past President and CEO of The Christian Stewardship Association (CSA) and Southern Baptist state headquarters in Texas and Georgia.

					None

Trustees and Principal Executive Officers of the Trust (Unaudited) - continued

December 31, 2022

Timothy Plan

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS	DIRECTORSHIPS HELD BY TRUSTEE
Alan M. Ross 1055 Maitland Center Commons Maitland, FL 32751 Born: 1951	Trustee, Vice Chairman	Indefinite; Trustee since 2004	20

Founder and CEO Kingdom Companies founded in 2000. Previously he served as President and CEO of Fellowship of Companies for Christ. Alan is currently the President of the Electric Power Reliability Alliance (EPRA), a nonprofit serving industrial, commercial and grid-edge electrical reliability practitioners.

					None
Kenneth Blackwell 1055 Maitland Center Commons Maitland, FL 32751 Born: 1948	Trustee	Indefinite; Trustee from 2011 to 2020 and 2022 to present	20

Self-Employed Independent Public Policy Consultant; Other Directorships: Public Interest Legal Foundation; National Rifle Association; Columbia International University; International Foundation For Electoral Systems; Law Enforcement Legal Defense Fund; American Constitution Rights Union.

					None
Abraham M. Rivera 1055 Maitland Center Commons Maitland, FL 32751 Born: 1969	Trustee	Indefinite; Trustee since 2020	20	Pastor / President / Director, for La Puerta Life Center, Inc., a Florida corporation.	1
Dale A. Bissonette 1055 Maitland Center Commons Maitland, FL 32751 Born: 1958	Trustee	Indefinite; Trustee since 2020	20	President, Good Place Holdings, a Christian Centered Business Holding Company.	None
Terry Covert 1055 Maitland Center Commons Maitland, FL 32751 Born: 1947	Executive Officer, Vice President	Officer since 2019 Indefinite Term	N/A	Chief Compliance Officer and General Counsel for the Advisor, Timothy Partners, Ltd; Partner, Copeland Covert & Smith PLLC, law firm.	N/A
Cheryl Mumbert 1055 Maitland Center Commons Maitland, FL 32751 Born: 1970	Executive Officer, Vice President	Officer since 2019 Indefinite Term	N/A	Chief Marketing Officer for Advisor, Timothy Partners, Ltd.	N/A
David D. Jones 1055 Maitland Center Commons Maitland, FL 32751 Born: 1957	Chief Compliance Officer	Since 2004, Indefinite Term	N/A	Co-founder and Managing Member, Drake Compliance, LLC (compliance consulting); founder and controlling shareholder, David Jones & Associates (law firm), 1998 to 2015.	N/A

Trustees and Principal Executive Officers of the Trust (Unaudited) - continued

December 31, 2022

Timothy Plan

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS	DIRECTORSHIPS HELD BY TRUSTEE
David James 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Born: 1970	Assistant Secretary	Assistant Secretary since 2022, Indefinite Term	N/A

As Executive Vice President, Chief Legal and Risk Officer at Ultimus Fund Solutions, since 2018; Department Head of State Street Bank and Trust Company’s Fund Administration Legal Department -2003-2018.

N/A
Deryk Jones 4221 North 203rd St. Suite 100 Elkhorn, NE 68022 Born: 1988	Trust AML Officer	AML Officer since 2022, Indefinate Term	N/A	Compliance Analyst since March 2018	N/A
Joseph E. Boatwright 1055 Maitland Center Commons Maitland, FL 32751 Born: 1930	Trustee Emeritus and Secretary	Indefinite; Trustee and Secretary since 1995, Trustee Emeritus as of 2020	N/A	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.	N/A

Timothy Plan

1055 Maitland Center Commons

Maitland, Florida 32751

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS, AND YOU MAY LOSE MONEY. You should consider the Fund’s investment objectives, risks, charges, and expenses. This and other important information can be found in the Fund’s prospectus. To obtain a copy, visit timothyplan.com or call 800.846.7526. Read the prospectus carefully before investing or sending money. ETFs distributed by Foreside Fund Services, LLC, member FINRA and SIPC. Timothy Partners, Ltd. is not affiliated with Foreside Fund Services, LLC.

Visit our website at	Call Timothy Plan at
etf.timothyplan.com	800.846.7526

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Mr. Alan Ross who is “independent for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

		2022	2021
(a)	Audit Fees	$79,250	$79,250
(b)	Audit-Related Fees	$0	$0
(c)	Tax Fees*	$18,000	$18,000
(d)	All Other Fees	$0	$0

*	Related to preparation of federal income, excise tax returns, state tax returns and review of capital gain distribution calculations.

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Funds and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Fund officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)	2022 – 100%

2021 – 100%

(f)	Not applicable.

(g)	2022 - $18,000

2021 - $18,000

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Mr. Alan Ross, Mr. John Mulder and Mr. Richard Copeland.

Item 6. Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Timothy Plan

By (Signature and Title)	/s/Arthur D. Ally
Arthur D. Ally, Principal Executive Officer and Principal Financial Officer

Date	March 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Arthur D. Ally
Arthur D. Ally, Principal Executive Officer and Principal Financial Officer

Date	March 1, 2023